  As filed with the Securities and Exchange Commission on September 3, 1997

                                                       File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  ICMG Registered Variable Life Separate Account One

B.   Name of depositor:  ITT Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
        X      on September 3, 1997 pursuant to paragraph (b) of Rule 485
     ------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ------
               on September 3, 1997 pursuant to paragraph (a)(1) of Rule 485
     ------
               this post-effective amendment designates a new effective date for
     ------    a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee:  Not applicable.

H.   Approximate date of proposed public offering:     As soon as practicable
     after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     Item No. of
     FORM N-8B-2         CAPTION IN PROSPECTUS
     -----------         ---------------------

         1.              Cover page

         2.              Cover page

         3.              Not applicable

         4.              The Company; Distribution of the Policies

         5.              Summary - The Separate Account

         6.              The Separate Account

         7.              Not required by Form S-6

         8.              Not required by Form S-6

         9.              Legal Proceedings

         10. Summary; The Funds; Detailed Description of Certificate Benefits and Provisions; Other Matters - Voting Rights, Dividends

         11.             Summary; The Funds

         12.             Summary; The Funds

         13.             Deductions and Charges from the Investment Value;
                         Distribution of the Policies; Federal Tax
                         Considerations

         14. Detailed Description of Certificate Benefits and Provisions - Enrollment for a Certificate

         15. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments.

         16. The Funds; Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments

         Item No. of
         Form N-8B-2     CAPTION IN PROSPECTUS
         -----------     ---------------------

             17. Summary; Detailed Description of Certificate Benefits and Provisions - Values under the Certificate, Surrender of the Certificate, The Right to Examine the Certificate


             18. The Funds; Detailed Description of Certificate Benefits and Provisions - Deduction and Charges from the Investment Value; Federal Tax Considerations

             19.         Other Matters - Statements to Owners

             20.         Not applicable

             21.         Detailed Description of Certificate Benefits and
                              Provisions - Loans

             22.         Not applicable

             23.         Safekeeping of the Separate Account's Assets

             24.         Other Matters - Assignment

             25.         The Company

             26.         Not applicable

             27.         The Company

             28.         The Company; Executive Officers and Directors

             29.         The Company

             30.         Not applicable

             31.         Not applicable

             32.         Not applicable

             33.         Not applicable

             Item No. of
             Form N-8B-2      CAPTION IN PROSPECTUS
             ------------     ---------------------

                  34.         Not applicable

                  35.         Distribution of the Policies

                  36.         Not required by Form S-6

                  37.         Not applicable

                  38.         Distribution of the Policies

                  39.         The Company; Distribution of the Policies

                  40.         Not applicable

                  41.         The Company; Distribution of the Policies

                  42.         Not applicable

                  43.         Not applicable

                  44. Detailed Description of Certificate Benefits and Provision - Allocation of Premium Payments

                  45.         Not applicable

                  46. Detailed Description of Certificate Benefits and Provision - Values under the Certificate

                  47.         The Funds

                  48.         Cover page; The Company

                  49.         Not applicable

                  50.         The Separate Account

                  51. Summary; The Company; Detailed Description of Certificate Benefits and Provisions

                  52.         The Funds - General

                  53.         Federal Tax Considerations

             Item No. of
             Form N-8B-2      CAPTION IN PROSPECTUS
             -----------      ---------------------

                  54.         Not applicable

                  55.         Not applicable

                  56.         Not required by Form S-6

                  57.         Not required by Form S-6

                  58.         Not required by Form S-6

                  59.         Not required by Form S-6

                                  ENDEAVOUR I
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                GROUP POLICIES
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-861-1408

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes a group flexible premium variable life insurance policy (the "Group Policies", and each individually a "Group Policy") and certificates of insurance (the "Certificates," and each individually a "Certificate") offered by ITT Hartford Life and Annuity Insurance Company ("Hartford"). (On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company). The Certificates are designed to provide lifetime insurance coverage to the Insured(s) named in the Certificates, and maximum flexibility in connection with premium payments and Death Benefits, together with an opportunity to participate in the investment experience of ICMG Registered Variable Life Separate Account One. For a given amount of Death Benefit chosen, the Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition to the Initial Premium payment, additional premium payments are also allowed.

Group Policies may be issued to a Participating Employer or to a trust that is adopted by a Participating Employer. Eligible employees of Participating Employers may own Certificates issued under their respective Participating Employer's Group Policy. Unless the Certificate provides otherwise, the persons covered under the Group Policy (the "Owners") possess all rights and interests under the Group Policy. The Owners are provided with the Certificates, which describe each Owner's rights, benefits, and options under the Group Policy. The Owner of a Certificate is the Insured unless another owner has been named in the enrollment form for the Certificate.

Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Certificate options selected.

The Certificates provide for a Death Benefit, pursuant to which Death Proceeds are payable at the Insured's death. You may select one of two death benefit options. Death Benefit option A is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Death Benefit option B is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable.

The Investment Value of a Certificate will also vary up or down to reflect the investment experience of the Investment Divisions to which Net Premiums have been allocated. The Owner bears the investment risk for all amounts so allocated.

Depending upon the state of issuance of the Certificate and the applicable provisions of the Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (i) invested in the HVA Money Market Investment Division during the right to examine period or (ii) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. If Your initial Net Premium is invested immediately in Your chosen Investment Divisions, You will bear full investment risk for any amounts allocated to the Investment Divisions during the 10 day right to examine period. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated.


The Portfolios underlying the Investment Divisions presently are: the Hartford Bond Portfolio, Hartford Capital Appreciation Portfolio and HVA Money Market Portfolio of the Hartford Mutual Funds; the Neuberger & Berman Advisers Management Trust Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio; the VIP Equity Income Portfolio, the VIP High Income Portfolio and the VIP Overseas Portfolio of the Fidelity Variable Insurance Products Fund; the VIP II Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio of The Alger American Fund; the JPM Bond Portfolio, the JPM Equity Portfolio, the JPM Small Company Portfolio and the JPM International Equity Portfolio of the JPM Series Trust II; and the Fixed Income Portfolio, the High Yield Portfolio, the Equity Growth Portfolio, the Value Portfolio, the Global Equity Portfolio and the Emerging Markets Equity Portfolio of the Morgan Stanley Universal Funds, Inc.


--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS SEPTEMBER 3, 1997.

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 THE COMPANY...........................................................    9
 THE SEPARATE ACCOUNT..................................................    9
 THE FUNDS.............................................................    9
   General.............................................................    9
     a) Hartford Mutual Funds..........................................   10
     b) Neuberger & Berman Advisers Managers Trust.....................   10
     c) Variable Insurance Products Fund and Variable Insurance
        Products Fund II...............................................   10
     d) The Alger American Fund........................................   10
     e) JPM Series Trust II............................................   10
     f) Morgan Stanley Universal Funds. Inc............................   11
   The Portfolios......................................................   11
 DETAILED DESCRIPTION OF CERTIFICATE BENEFITS AND PROVISIONS...........   13
   General.............................................................   13
   Issuance of a Certificate...........................................   13
   Premiums............................................................   13
     Premium Payment Flexibility.......................................   13
     Allocation of Premium Payments....................................   13
     Accumulation Units................................................   14
     Accumulation Unit Values..........................................   14
     Premium Limitation................................................   14
   Values under the Certificate........................................   14
   Surrender of the Certificate........................................   15
     Partial Withdrawals...............................................   15
   Transfers Between the Investment Divisions..........................   15
     Amount and Frequency of Transfers.................................   15
     Transfers to or from Investment Divisions.........................   15
     Procedures for Telephone Transfers................................   15
   Valuation of Payments and Transfers.................................   16
   Loans...............................................................   16
     Loan Interest.....................................................   16
     Credited Interest.................................................   16
     Loan Repayments...................................................   16
     Termination Due to Excessive Debt.................................   16
     Effect of Loans on Investment Value...............................   16
   Death Benefit.......................................................   17
     Death Benefit Options.............................................   17
     Option Change.....................................................   17
     Payment Options...................................................   17
     Legal Developments Regarding Income Payments......................   17
     Beneficiary.......................................................   18
     Increases and Decreases in Face Amount............................   18
   Benefits at Maturity................................................   18
   Termination of Participation in the Group Policy....................   18
   Lapse and Reinstatement While the Group Policy is in Effect.........   18
     Lapse and Grace Period............................................   18
     Reinstatement.....................................................   18
   Enrollment for a Certificate........................................   19
   The Right to Examine the Certificate................................   19
   Deductions From the Premium.........................................   19
     Front-End Sales Load..............................................   19

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
--------------------------------------------------------------------------------

                                                                         PAGE
                                                                         ----
     Premium Related Tax Charge........................................   19
     DAC Tax Charge....................................................   19
   Deductions and Charges From the Investment Value....................   19
     Monthly Deduction Amounts.........................................   19
   Mortality and Expense Risk Charge...................................   20
     Taxes.............................................................   21
 OTHER MATTERS.........................................................   21
   Additions, Deletions or Substitutions of Investments................   21
   Voting Rights.......................................................   21
   Our Rights..........................................................   22
   Statements to Owners................................................   22
   Limit on Right to Contest...........................................   22
   Misstatement as to Age or Sex.......................................   22
   Assignment..........................................................   22
   Dividends...........................................................   22
   Experience Credits..................................................   22
 SUPPLEMENTAL BENEFITS.................................................   22
   Maturity Date Extension Rider.......................................   23
 EXECUTIVE OFFICERS AND DIRECTORS......................................   23
 DISTRIBUTION OF THE GROUP POLICIES....................................   24
 SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS............................   24
 FEDERAL TAX CONSIDERATIONS............................................   24
   General.............................................................   24
   Taxation of the Company and the Separate Account....................   25
   Income Taxation of Certificate Benefits.............................   25
   Modified Endowment Contracts........................................   25
   Diversification Requirements........................................   26
   Federal Income Tax Withholding......................................   26
   Other Tax Considerations............................................   26
 LEGAL PROCEEDINGS.....................................................   26
 EXPERTS...............................................................   26
 REGISTRATION STATEMENT................................................   26
 APPENDIX A -- ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   27
 FINANCIAL STATEMENTS..................................................   28

             THE GROUP POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of an Investment Division.

ADJUSTABLE LOAN INTEREST RATE: The interest rate charged on Loans that is adjusted from time to time by Hartford. The method of calculation of the Adjustable Loan Interest Rate is described later in this Prospectus.

ATTAINED AGE: The Issue Age plus the period since the Coverage Date.

CASH SURRENDER VALUE: The Cash Value, less Debt, less any charges accrued but not yet deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing the Owner's rights, benefits, and options under the Group Policy. The Certificate will describe, among other things, (i) the benefits for the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Group Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

CHARGE DEDUCTION DIVISION: An Investment Division from which all charges are deducted if so designated in the enrollment form or later elected.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured shown in the Specifications and is used to determine Coverage Years and months from issue.

COVERAGE YEAR(S): The 12 month period following the Coverage Date and each anniversary thereof.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company.

DEATH BENEFIT: The Death Benefit option in effect determines how the Death Benefit is calculated. The two Death Benefit options provided are described in the Death Benefit section of this Prospectus.

DEATH PROCEEDS: The Death Benefit less outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the Adjustable Loan Interest Rate.

FACE AMOUNT: The minimum Death Benefit as long as the Certificate is in force. It is specified at issue and may be changed after issue on request, or due to a change in Death Benefit option or a partial withdrawal.


FUNDS: The registered open-end management investment companies in which assets of the Investment Divisions of the Separate Account may be invested. Currently, the Funds include: (i) the Hartford Mutual Funds (the "Hartford Funds"), managed by HL Investment Advisors, Inc. ("HL Advisors"); (ii) Neuberger & Berman Advisers Management Trust (the "Neuberger & Berman AMT"), managed by Neuberger & Berman Management Incorporated ("N&B Management"); (iii) the Variable Insurance Products Fund (the "VIP Fund"), managed by Fidelity Management & Research Company ("FMR"); (iv) the Variable Insurance Products Fund II (the "VIP II Fund"), managed by FMR; (v) The Alger American Fund (the "Alger American"), managed by Fred Alger Management, Inc. ("Alger Management"); (vi) JPM Series Trust II ("JPM Series Trust"), managed by J.P. Morgan Investment Management Inc. ("J.P. Morgan"); and (vii) Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Funds"), managed by either Morgan Stanley Asset Management Inc. ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS").


GENERAL ACCOUNT: The assets of Hartford other than those allocated to the Separate Account.

GRACE PERIOD: The 61 day period following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due. Unless the Owner has given Us written notice of the termination in advance of the date of termination of any Certificate, insurance will continue in force during this period.

GROUP POLICY: The flexible premium variable life insurance contract issued by Hartford and described in this Prospectus.

HARTFORD (ALSO REFERRED TO AS "WE," "US," "OUR," THE "COMPANY"): ITT Hartford Life and Annuity Insurance Company. On January 1, 1998, the name of ITT Hartford Life and Annuity Insurance Company will change to Hartford Life and Annuity Insurance Company.

IN WRITING: In a written form satisfactory to Us.

INITIAL PREMIUM: The amount of premium initially payable shown on Your Certificate Specifications.

INSURED: The person on whose life the Certificate is issued. The Insured is identified in the Certificate Specifications.


INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund. The Separate Account currently offers 22 Investment Divisions: (i) the Hartford Bond Investment Division, (ii) the Hartford Capital Appreciation Investment Division,
(iii) the HVA Money Market Investment Division, (iv) the N&B AMT Partners Investment Division, (v) the N&B AMT Balanced Investment Division, (vi) the N&B AMT Limited Maturity Bond Investment Division, (vii) the

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
--------------------------------------------------------------------------------


Fidelity VIP Equity-Income Investment Division, (viii) the Fidelity VIP High Income Investment Division, (ix) the Fidelity VIP Overseas Investment Division,
(x) the Fidelity VIP II Asset Manager Investment Division, (xi) the Alger American Small Capitalization Investment Division (xii) the Alger American Growth Investment Division, (xiii) the JPM Bond Investment Division, (xiv) the JPM Equity Investment Division, (xv) the JPM Small Company Portfolio, (xvi) the JPM International Equity Investment Division, (xvii) the MS Fixed Income Investment Division, (xviii) the MS High Yield Investment Division, (xix) the MS Equity Growth Investment Division, (xx) the MS Value Investment Division, (xxi) the MS Global Equity Investment Division, and (xxii) the MS Emerging Markets Equity Investment Division.


INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

ISSUE AGE: The Insured's age on the birthday nearest to the Coverage Date.

LOAN: Any amount borrowed against the Investment Value under a Certificate.

LOAN ACCOUNT: That portion of the Company's General Account to which amounts are transferred as a result of a Loan. The Loan Account is credited with interest and does not participate in the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) the General Account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the Adjustable Loan Interest Rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which an Insured's coverage matures as shown in the Certificate Specifications. We will pay the Cash Surrender Value, if any, if the Insured is living on the Maturity Date, upon surrender of the Certificate to Hartford.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium actually credited to the Investment
Divisions.

NET AMOUNT AT RISK: The Death Benefit less the Cash Value.

NYSE: The New York Stock Exchange.

OWNER (ALSO REFERRED TO AS "YOU" OR "YOUR"): The person or legal entity so designated in the enrollment form or as subsequently changed. The Owner may be someone other than the Insured. The Owner possesses all rights under the Group Policy with respect to the Certificates.

PARTICIPATING EMPLOYER: A participating employer, or a trust sponsored by a participating employer, to which Hartford issues the Group Policy described in this Prospectus.


PORTFOLIO: A separate mutual fund of the Hartford Funds or series or portfolio of the remaining Funds. There are currently 22 Portfolios available under the
Policies: the Hartford Bond, Hartford Capital Appreciation and HVA Money Market mutual funds of the Hartford Funds; the N&B AMT Partners, N&B AMT Balanced and N&B AMT Limited Maturity Bond portfolios of the Neuberger & Berman AMT; the VIP Equity-Income, VIP High Income and VIP Overseas portfolios of Fidelity Variable Insurance Products Fund; the VIP II Asset Manager portfolio of Fidelity Variable Insurance Products Fund II; the Alger American Small Capitalization and Alger American Growth portfolios of the Alger American Fund; the JPM Bond, JPM Equity, JPM Small Company and JPM International Equity Portfolios of JPM Series Trust; and the MS Fixed Income, MS High Yield, MS Equity Growth, MS Value, MS Global Equity and MS Emerging Markets Equity Portfolios of the Morgan Stanley Funds.


PRO RATA BASIS: An allocation method based on the proportion of the Investment Value in each Investment Division.

PROCESSING DATE(S): The day(s) on which We deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar day.

PROCESSING PERIOD: The period from the Coverage Date to the next Processing Date, and thereafter, the period from one Processing Date to the next.

SEC: The Securities and Exchange Commission.

SEPARATE ACCOUNT: ICMG Registered Variable Life Separate Account One, an account established by Hartford to separate the assets funding the Group Policies from other assets of Hartford.

VALUATION DAY: Each business day that Hartford and each of the Funds value their respective investment portfolios, unless the Certificate Specifications indicate otherwise. A business day is any day the NYSE is open for trading or any day the Securities and Exchange Commission (the "SEC") requires mutual funds, unit investment trusts or other investment portfolios to be valued. The value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate Specifications.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY

--------------------------------THE GROUP POLICY


    The flexible premium variable life insurance Group Policies, and the Certificates, offered by this Prospectus are funded by ICMG Registered Variable Life Separate Account One (the "Separate Account"), a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account has 22 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds.



    Depending upon the state of issuance of Your Certificate and the applicable provisions of Your Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (1) invested in the HVA Money Market Investment Division during the right to examine period or (2) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. IF YOUR INITIAL NET PREMIUM IS INVESTED IMMEDIATELY IN YOUR CHOSEN INVESTMENT DIVISIONS, YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please checkF with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form In Writing or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated. See "Allocation of Premium Payments," page 13.


    Pursuant to the Certificates, each selected Investment Division is credited with Accumulation Units and each selected Investment Division's assets are invested in the applicable underlying Portfolio. Subject to certain restrictions, an Owner may transfer amounts among the available Investment Divisions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Between the Investment Divisions," page 15.

    The Group Policies are first and foremost life insurance policies and the Certificates evidencing an Owner's interest in the Group Policies provide for death benefits, cash values, and other features traditionally associated with life insurance. The Group Policies are called "flexible premium" because, once the desired level and pattern of Death Benefits have been determined, a purchaser has considerable flexibility in the selection of the timing and amount of premium to be paid. The Group Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Investment Value under a Certificate will, and the Death Benefit may, increase or decrease depending on the investment experience of the Investment Divisions to which the Net premiums have been allocated. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 17.

---------------------------------------------------
                                 DEATH BENEFIT

    The Certificates provide for two Death Benefit options. Under Death Benefit option A, the Death Benefit is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Under Death Benefit option B, the Death Benefit is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less outstanding Debt plus any rider benefits payable under the Certificate. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 17.

---------------------------------------------------
                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.

    No premium payment will be accepted which causes the Certificate to not meet the tax qualification guidelines for life insurance under the Code.

---------------------------------------------------
                                GENERAL ACCOUNT

    Amounts allocated to the Loan Account to secure a Loan become part of the General Account assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts. See "Detailed Description of Certificate Benefits and Provisions -- Loans" for a discussion of Loan repayments, page 16.

---------------------------------------------------
                            DEDUCTIONS FROM PREMIUM

    Prior to the allocation of premiums to the selected Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, state premium taxes, and the Deferred Acquisition Cost ("DAC") tax charge. The amount of each premium allocated among the Investment Divisions is Your Net Premium.


---------------------------------------------------

                              FRONT-END SALES LOAD

    When We receive a Premium Payment, We deduct a front-end sales load. The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid for Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
--------------------------------------------------------------------------------


    Front-end sales loads which cover expenses relating to the sale and distribution of the Certificates may be reduced for certain sales of the Certificates under circumstances which may result in savings of such sales and distribution expenses. For more information concerning the front-end sales load, see "Deductions from the Premium," page 19.


---------------------------------------------------
                        LIMITS ON FRONT-END SALES LOADS

    Certain insurance laws and regulations limit the front-end sales loads which can be assessed against the Certificates. The front-end sales loads assessed in the Certificates comply with these limitations.

---------------------------------------------------
                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford by various states and jurisdictions that are attributable to premiums. The percentage actually deducted will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

---------------------------------------------------
                                 DAC TAX CHARGE

    The Company deducts 1.25% of each premium to cover a federal premium tax assessed against the Company. This charge is reasonable in relation to the Company's federal income tax burden, under Internal Revenue Code Section 848, resulting from the receipt of premiums. We will adjust the charge based on changes in the applicable tax law.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                              THE INVESTMENT VALUE

    As with many other types of insurance policies, each Certificate will have an Investment Value. The Investment Value of the Certificate will increase or decrease to reflect the investment experience of the chosen Investment Divisions, deductions for the Monthly Deduction Amount and any amounts transferred from the Investment Divisions into the Loan Account. There is no minimum guaranteed Investment Value and the Owner bears the risk of the investment in the underlying Fund Portfolios. See "Detailed Description of the Certificate Benefits and Provisions -- Investment Value," page 19.

    We will subtract amounts from Your Investment Value to provide for the Monthly Deduction Amount. These will be taken from the Charge Deduction Division, as specified in the Certificate Specifications, or if no Charge Deduction Division is selected or if there is insufficient Investment Value in the Charge Deduction Division, on a Pro Rata Basis from Your chosen Investment Divisions on each Processing Date.

    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus

(b) the charges for cost of insurance and additional benefits provided by rider, if any.

    Hartford may also set up a provision for income taxes imposed on the assets of the Separate Account. See "Deductions and Charges From the Investment Value," page 19 and "Federal Tax Considerations," page 24.


    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS

    The Separate Account purchases Fund shares at net asset value. The net asset value of the portfolio shares reflects investment advisory fees and administrative and other expenses deducted from the assets of the Funds. Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    The following table shows Annual Fund Operating Expenses for 1996:

                         ANNUAL FUND OPERATING EXPENSES
                         (as percentage of net assets)


                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 N&B AMT Partners Portfolio (1)..................   0.840%     0.110%     0.950%
 N&B AMT Balanced Portfolio (1)..................   0.850%     0.240%     1.090%
 N&B AMT Limited Maturity Bond Portfolio (1).....   0.650%     0.130%     0.780%
 Fidelity VIP Equity-Income Portfolio (2)........   0.510%     0.070%     0.580%
 Fidelity VIP High Income Portfolio..............   0.590%     0.120%     0.710%
 Fidelity VIP Overseas Portfolio (2).............   0.760%     0.170%     0.930%
 Fidelity VIP II Asset Manager Portfolio (2).....   0.640%     0.100%     0.740%
 Alger American Small Capitalization Portfolio...   0.850%     0.030%     0.880%
 Alger American Growth Portfolio.................   0.750%     0.040%     0.790%
 JPM Bond Portfolio (3)..........................   0.300%     0.450%     0.750%
 JPM Equity Portfolio (3)........................   0.400%     0.500%     0.900%
 JPM Small Company Portfolio (3).................   0.600%     0.550%     1.150%
 JPM International Equity Portfolio (3)..........   0.600%     0.600%     1.200%
 MS Fixed Income Portfolio (4)...................   0.400%     0.300%     0.700%
 MS High Yield Portfolio (4).....................   0.500%     0.300%     0.800%
 MS Equity Growth Portfolio (4)..................   0.550%     0.300%     0.850%
 MS Value Portfolio (4)..........................   0.550%     0.300%     0.850%
 MS Global Equity Portfolio (4)..................   0.800%     0.350%     1.150%
 MS Emerging Markets Equity Portfolio (4)........   1.250%     0.500%     1.750%


--------------------------
(1) Neuberger & Berman Advisers Management Trust is divided into Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding series of Advisers Managers Trust. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series of Advisers Managers Trust.


(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .92% for Overseas Portfolio, and .73% for Asset Manager Portfolio.



(3) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded .75%, .90%, 1.15% and 1.20% of the average daily net assets of JPM Bond Portfolio, JPM Equity Portfolio, JPM Small Company Portfolio and JPM International Equity Portfolio, respectively. Without such reimbursement, total expenses would have been 2.18%, 2.13%, 2.69% and 3.18% for JPM Bond Portfolio, JPM Equity Portfolio, JPM Small Company Portfolio and JPM International Equity Portfolio, respectively.



(4) Computed for the period January 1, 1997, to March 31, 1997, annualized.


---------------------------------------------------
                                     LOANS

    An Owner may obtain a cash Loan from Hartford. The Loan is secured by the Owner's Certificate. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 16.

---------------------------------------------------
                      THE RIGHT TO EXAMINE THE CERTIFICATE

    An applicant has a limited right to return his or her Certificate. Subject to applicable state regulations, if the applicant returns the Certificate within 10 days after delivery of the Certificate Hartford will return to the applicant, within seven days thereafter, either (i) the premium paid or (ii) the Cash Value under the Certificate plus charges deducted. See "The Right to Examine the Certificate," page 19.

---------------------------------------------------
                                TAX CONSEQUENCES

    The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Beneficiary under the Certificate. See "Federal Tax Considerations," page 24.


    There are circumstances when the Certificate may become a Modified Endowment Contract under federal tax law. If it does, Loans and other pre-death distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Certificate becomes a Modified Endowment Contract. Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue. See "Federal Tax Considerations -- Modified Endowment Contracts" for a discussion of the "seven pay test," page 25.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------

---------------------------------------------------
                                  THE COMPANY


    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is majority owned by The Hartford Financial Services Group, Inc., a Delaware Corporation.


    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

---------------------------------------------------
                              THE SEPARATE ACCOUNT

    ICMG Registered Variable Life Separate Account One is a separate account established by Hartford on October 9, 1995 under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

    Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Owners and persons entitled to payments under the Group Policies and the Certificates and owners of any other policies which may be available through the Separate Account. The assets of the Separate Account are owned by the Company and the obligations under the Group Policies and the Certificates are obligations of the Company. These assets are held separately from the other assets of the Company and income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

    The Separate Account has 12 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds. Additional Investment Divisions may be established at the discretion of the Company. The Separate Account may in the future include other divisions which will not be available under the Group Policies.

---------------------------------------------------
                                   THE FUNDS

--------------------------------    GENERAL

    The shares of the Portfolios are sold by the Funds to the Separate Account and may be sold to other separate accounts of Hartford or its affiliates which fund similar variable annuity or variable life insurance products. The assets of the Separate Account attributable to the Group Policies are invested exclusively in one of the Investment Divisions. An Owner may allocate premium payments among the Investment Divisions. Owners should review the following brief descriptions of the investment objectives of each of the Portfolios in connection with that allocation.

    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Group Policies and other policies issued by Hartford or its affiliates as permitted by the 1940 Act.

    All investment income of and other distributions to each Investment Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Fund shares in connection with premium payments allocated to the applicable Investment Division in accordance with Owners' directions and will redeem Fund shares to meet obligations under the Group Policies and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within 7 days.

    Applicants should read the prospectuses for each of the Funds accompanying this Prospectus in connection with the purchase of a Certificate. The investment objectives of each of the Portfolios are as set forth in "The Portfolios," page 11.

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE "HARTFORD FUNDS")

    The Separate Account currently invests in the Hartford Funds, which are each diversified open-end management investment companies. The Hartford Funds are each organized as corporations under the laws of the State of Maryland and are registered as investment companies under the 1940 Act.

    The investment adviser for the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc. is HL Investment Advisors, Inc. ("HL Advisors"). In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and HVA Money Market Fund. Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Capital Appreciation Fund, Inc.

 NEUBERGER & BERMAN ADVISERS MANAGERS TRUST ("NEUBERGER & BERMAN AMT")


    The Separate Account currently invests in Neuberger & Berman AMT, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. Neuberger & Berman AMT consists of seven portfolios, including the N&B AMT Partners, N&B AMT Balanced and N&B AMT Limited Maturity Bond Portfolios available as part of Endeavour I. Each portfolio of Neuberger & Berman AMT invests its assets in a corresponding series of the Advisers Managers Trust, which is also an open-end management investment company registered under the 1940 Act and is organized as a New York common-law trust. The investment performance of N&B AMT Partners, N&B AMT Balanced and N&B AMT Limited Maturity Bond Portfolios will directly correspond with the investment performance of the corresponding series of the Advisers Managers Trust. This "Master/Feeder Fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities.


    The N&B AMT Portfolios are advised by Neuberger & Berman Management Incorporated. Neuberger & Berman, L.L.C. serves as the sub-adviser for the N&B AMT Limited Maturity Bond Portfolio.


 VARIABLE INSURANCE PRODUCTS FUND ("VIP FUND") AND VARIABLE INSURANCE PRODUCTS FUND II ("VIP FUND II") (EACH, A "FIDELITY FUND" AND COLLECTIVELY, THE "FIDELITY FUNDS")


    The Separate Account currently invests in both Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. Each Fidelity Fund consists of several investment portfolios, including the VIP Equity-Income, VIP High Income, VIP Overseas and VIP II Asset Manager Portfolios available as part of Endeavour I.

    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

 THE ALGER AMERICAN FUND ("ALGER AMERICAN FUND")


    The Separate Account currently invests in shares of the Alger American Fund, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. The Alger American Fund consists of six series, including the Alger American Small Capitalization and Alger American Growth Portfolios available as part of Endeavour I.


    The Alger American Fund is managed by Fred Alger Management, Inc. ("Alger Management"), a subsidiary of Fred Alger & Company, Incorporated, which is in turn a subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management has been in the business of providing investment advisory services since 1964.


 JPM SERIES TRUST II ("JPM SERIES TRUST")



    The Separate Account currently invests in shares of JPM Series Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. JPM Series Trust consists of five portfolios, including the JPM Bond, JPM Equity, JPM Small Company and JPM International Equity Portfolios available as part of Endeavour I.



    Each Portfolio of JPM Series Trust is advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated which is a bank holding company with a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as financial adviser to national governments.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------


 MORGAN STANLEY UNIVERSAL FUNDS, INC. ("MORGAN STANLEY FUNDS")



    The Separate Account currently invests in shares of Morgan Stanley Funds, a diversified open-end management investment company registered under the 1940 Act and organized as a corporation under the laws of the State of Maryland. Morgan Stanley Funds consists of 17 portfolios, including the Fixed Income, High Yield, Equity Growth, Value, Global Equity and Emerging Markets Equity Portfolios available as part of Endeavour I.



    The investment adviser for Equity Growth, Global Equity and Emerging Markets Equity Portfolios is Morgan Stanley Asset Management Inc. ("MSAM"), a wholly-owned subsidiary of Morgan Stanley Group Inc., which is a publicly owned financial services corporation. The investment adviser for Fixed Income, High Yield and Value Portfolios is Miller Anderson & Sherrerd, LLP ("MAS"), which is indirectly wholly-owned by Morgan Stanley Group, Inc.


---------------------------------------------------
                                 THE PORTFOLIOS
 HARTFORD BOND FUND, INC. ("HARTFORD BOND PORTFOLIO")


    The Hartford Bond Portfolio seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of the Portfolio may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC. ("HARTFORD CAPITAL APPRECIATION PORTFOLIO")

    The Hartford Capital Appreciation Portfolio seeks to achieve growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

 HVA MONEY MARKET FUND, INC. ("HVA MONEY MARKET PORTFOLIO")

    The HVA Money Market Portfolio seeks to achieve maximum current income consistent with liquidity and preservation of capital.

 NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO ("N&B AMT PARTNERS PORTFOLIO")

    The N&B AMT Partners Portfolio seeks to achieve capital growth. This Portfolio invests primarily in common stocks of medium to large capitalization established companies, using a value-oriented investment approach designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow and support from asset values.

 NEUBERGER & BERMAN AMT BALANCED PORTFOLIO ("N&B AMT BALANCED PORTFOLIO")

    The N&B AMT Balanced Portfolio seeks to achieve long-term capital growth and reasonable current income without undue risk to principal. Under normal circumstances, this Portfolio will invest 50% to 70% of its assets in a diversified portfolio of common stocks of companies that, although potentially temporarily out of favor in the market, have strong balance sheets and reasonable valuations relative to their growth rates. This Portfolio will invest its remaining assets in a diversified portfolio of short-term and intermediate-term U.S. government and agency securities and other investment grade debt securities.

 NEUBERGER & BERMAN AMT LIMITED MATURITY BOND PORTFOLIO ("N&B AMT LIMITED MATURITY BOND PORTFOLIO")

    The N&B AMT Limited Maturity Bond Portfolio seeks to achieve the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This Portfolio invests in a diversified portfolio consisting of U.S. government and agency securities and investment grade securities.

 FIDELITY VIP EQUITY-INCOME PORTFOLIO ("VIP EQUITY-INCOME PORTFOLIO")

    The VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the accompanying relevant Fund prospectus.

 FIDELITY VIP HIGH INCOME PORTFOLIO ("VIP HIGH INCOME PORTFOLIO")

    The VIP High Income Portfolio seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. The Portfolio's investments will include high yielding debt securities, with an emphasis on lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

rated securities, please see "Risks of Lower-Rated Debt Securities" in the accompanying relevant Fund prospectus.

 FIDELITY VIP OVERSEAS PORTFOLIO ("VIP OVERSEAS PORTFOLIO")

    The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

 FIDELITY VIP II ASSET MANAGER PORTFOLIO ("VIP II ASSET MANAGER PORTFOLIO")

    The VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.


 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


    The Alger American Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the Standard & Poor's Small Cap 600 Index, updated quarterly.


 ALGER AMERICAN GROWTH PORTFOLIO


    The Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.


 JPM BOND PORTFOLIO



    JPM Bond Portfolio seeks high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Under normal market conditions, 65% of the Portfolio's assets will be invested in bonds, debentures and other debt instruments. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.



 JPM EQUITY PORTFOLIO



    JPM Equity Portfolio seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of U.S. corporations with market capitalizations above $1.5 billion.



 JPM SMALL COMPANY PORTFOLIO



    JPM Small Company Portfolio seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.



 JPM INTERNATIONAL EQUITY PORTFOLIO



    JPM International Equity Portfolio seeks high total return from a portfolio of equity securities of foreign corporations. Under normal market conditions, the Portfolio will invest in a minimum of three different foreign countries.



 MORGAN STANLEY FIXED INCOME PORTFOLIO ("MS FIXED INCOME PORTFOLIO")



    MS Fixed Income Portfolio seeks above average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. government and agency securities, corporate bonds, foreign bonds, mortgage-backed securities of domestic issuers, and other fixed income securities and derivatives. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in fixed income securities, not more than 20% of which will be below investment grade, i.e., high yield securities (commonly referred to as junk bonds).



 MORGAN STANLEY HIGH YIELD PORTFOLIO ("MS HIGH YIELD PORTFOLIO")



    MS High Yield Portfolio seeks above average total return over a market cycle of three to five years by investing at least 65% of its total assets in high yield securities of U.S. and foreign issuers including corporate bonds and other fixed income securities. The Portfolio expects to achieve its objective through maximizing current income, although it may seek capital growth opportunities when consistent with its objective.



 MORGAN STANLEY EQUITY GROWTH PORTFOLIO ("MS EQUITY GROWTH PORTFOLIO")



    MS Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts and other equity securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities.



 MORGAN STANLEY VALUE PORTFOLIO ("MS VALUE PORTFOLIO")



    MS Value Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities. The Portfolio may invest up to 5% of its total assets in foreign equity securities.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------


 MORGAN STANLEY GLOBAL EQUITY PORTFOLIO ("MS GLOBAL EQUITY PORTFOLIO")



    MS Global Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, depositary receipts and other equity securities of issuers throughout the world, including issuers in the United States and emerging market countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in equity securities. At least 20% of the Portfolio's total assets will be invested in common stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States.



 MORGAN STANLEY EMERGING MARKET EQUITY PORTFOLIO ("MS EMERGING MARKET EQUITY PORTFOLIO")



    MS Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, sponsored and unsponsored ADRs and other equity securities of emerging market country issuers. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities.


    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

---------------------------------------------------
                            DETAILED DESCRIPTION OF
                              CERTIFICATE BENEFITS
                                 AND PROVISIONS

--------------------------------    GENERAL

    This Prospectus describes a flexible premium group variable life insurance policy where the Owner has considerable flexibility in selecting the timing and amount of premium payments.

---------------------------------------------------
                           ISSUANCE OF A CERTIFICATE

    Certificates will only be offered to eligible employees when provided by the Participating Employer. Individuals wishing to purchase a Certificate must complete an enrollment form In Writing, which must be received by Our Customer Service Center before a Certificate will be issued. A Certificate will not be issued with a specified Face Amount of less than the minimum Face Amount. Acceptance is subject to Hartford's underwriting rules then in effect. Hartford reserves the right to reject an enrollment form for any reason permitted by law.

---------------------------------------------------
                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    A significant feature of the Certificate is that once the desired level and pattern of Death Benefits have been determined, the Owner has considerable flexibility in the selection of the timing and amount of premiums to be paid and You can choose the level of premiums, within a range determined by Hartford, based on the Face Amount of the Certificate, the Insured's sex (except where unisex rates apply), Issue Age, and the Insured's risk classification.

    A minimum Initial Premium is due on the Coverage Date. The amount of the minimum Initial Premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge, is sufficient (disregarding investment performance) to pay 12 times the first Monthly Deduction. Thereafter, additional premiums may be paid at any time, subject to the premium limitations set forth by the Internal Revenue Code as indicated in the section entitled "Premium Limitation," page 14. You have the right to pay additional premiums of at least $500.00 at any time.

ALLOCATION OF PREMIUM PAYMENTS

    If the state of issue of Your Certificate requires that We return Your Initial Premium, We will allocate the initial Net Premium submitted with Your enrollment form to the HVA Money Market Investment Division, until the expiration of the right to examine period. Upon the expiration of the right to examine period, the initial Net Premium will, at a later date, be invested according to Your initial allocation instructions (except that any accrued interest will remain in the HVA Money Market Investment Division if it is selected as an initial allocation option). This later date is the later of 10 days after We receive the premium and the date We receive the final requirement to put the Certificate in force. The Certificates are credited with units ("Accumulation Units") in each selected Investment Division, the assets of which are invested in the corresponding underlying Portfolio. An Owner may transfer funds among the Investment Divisions subject to certain restrictions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Between the Investment Divisions," page 15. Any additional Net Premiums received by Us prior to such date will be allocated to the HVA Money Market Investment Division.

    Alternatively, if the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions. IN THAT CASE

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT
DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. (Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate.)

    Upon written request, You may change the premium allocation. Portions allocated to the Investment Divisions must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. The Investment Value may be allocated to no more than five Investment Divisions at any one time. If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation.

    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner is shown in the Certificate. In addition, each transactional confirmation received after a premium payment will show how that premium has been allocated. In addition, each annual statement summarizes the current premium allocation in effect for that Certificate.

ACCUMULATION UNITS

    Net Premiums allocated to the Investment Divisions are used to credit Accumulation Units under the Certificate.

    The number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the HVA Money Market Investment Division) will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Investment Division. Each portion to be invested in an Investment Division is then divided by the Accumulation Unit Value of that particular Investment Division next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Investment Division will vary daily to reflect the investment experience of the applicable Portfolio, as well as the daily deduction for mortality and expense risks, and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by Hartford.

    All valuations in connection with a Certificate, e.g., with respect to determining Cash Value and Investment Value, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Certificate with each premium payment, other than the Initial Premium, will be made on the date the request or payment is received by Hartford at the Customer Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION

    If premiums are received which would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Internal Revenue Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Coverage Year.

    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

---------------------------------------------------
                          VALUES UNDER THE CERTIFICATE

    As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

    Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit Value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values," page 14.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
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---------------------------------------------------
                                  SURRENDER OF
                                THE CERTIFICATE

    At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, the Owner may choose, without the consent of the Beneficiary (provided the designation of the Beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from Us. To surrender a Certificate, You must submit a request for surrender In Writing. We will determine the Cash Surrender Value as of the Valuation Day We receive the request In Writing at Our Customer Service Center, or the date requested by the Owner, whichever is later.

    The Cash Surrender Value, which is the net amount available upon surrender of the Certificate, equals the Cash Value, less Debt, less any charges accrued but not yet deducted. The Certificate will terminate on the date of receipt of the written request, or the date the Owner requests the surrender to be effective, whichever is later.

    The Cash Surrender Value may be paid in cash or allocated to any other payment option agreed upon by Us.

PARTIAL WITHDRAWALS


    At any time before the Maturity Date, and subject to Hartford's rules then in effect, up to twelve (12) partial withdrawals are allowed per Coverage Year; however, only one (1) partial withdrawal is allowed between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. Hartford currently imposes a maximum $25.00 fee for processing partial withdrawals. A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will have a permanent effect on the Cash Surrender Value and may have a permanent effect on the Death Benefits payable. If Death Benefit option A is in effect, the Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, partial withdrawals will be deducted on a Pro Rata Basis from the Investment Divisions. Requests for partial withdrawals must be made In Writing to Us. The effective date of a partial withdrawal will be the Valuation Day We receive the request In Writing at Our Customer Service Center. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations -- Modified Endowment Contracts," page 24.


---------------------------------------------------
                             TRANSFERS BETWEEN THE
                              INVESTMENT DIVISIONS

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Certificate is in effect, You may transfer amounts among the Investment Divisions up to twelve times per Coverage Year. Transfer requests must be in writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect. Currently, the minimum value of Accumulation Units that may be transferred from one Investment Division to another is the lesser of (i) $500 or
(ii) the total value of the Accumulation Units in the Investment Division. The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, the entire value will be transferred.


    Currently there are no restrictions on transfers other than those described herein and there is no charge for permitted transfers between Investment Divisions. Hartford reserves the right in the future to impose additional restrictions on transfers, as a well as a charge for processing transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

    In the event of a transfer from an Investment Division, the number of Accumulation Units credited to the Investment Division from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit Value for that Investment Division on the Valuation Day We receive Your request for transfer In Writing.

    In the event of a transfer to an Investment Division, We will increase the number of Accumulation Units credited thereto. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit Value for that Investment Division determined on the Valuation Day We receive Your request for transfer In Writing.

PROCEDURES FOR TELEPHONE TRANSFERS

    Owners may effect telephone transfers in two ways. All Owners may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

---------------------------------------------------
                             VALUATION OF PAYMENTS
                                 AND TRANSFERS

    We value the Certificate on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) days after We receive all the information needed to process the payment unless the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Investment Divisions for up to six months from the date on which We receive the request.

---------------------------------------------------
                                     LOANS

    As long as the Certificate is in effect, an Owner may obtain, without the consent of the Beneficiary (provided the designation of Beneficiary is not irrevocable), a cash Loan from Hartford. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt.

    The amount of each Loan will be transferred on a Pro-Rata Basis from each of the Investment Divisions (unless the Owner specifies otherwise) to the Loan Account. The Loan Account is the mechanism used to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

    Interest will accrue daily on outstanding Debt at the Adjustable Loan Interest Rate indicated in the Certificate. The difference between the value of the Loan Account and any outstanding Debt will be transferred from the Investment Divisions to the Loan Account on each Certificate Anniversary.

    The maximum Adjustable Loan Interest Rate We may charge for Loans is the greater of 5% and the Published Monthly Average for the calendar month two months prior to the date on which the Adjustable Loan Interest Rate is determined. The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST


    Amounts in the Loan Account for Coverage Years 1 through 10 will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years 11 and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%.


LOAN REPAYMENTS

    You can repay any part of or the entire Loan at any time. The amount of the Loan repayment will be allocated to Your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, additional premium payments received by Hartford during the period when a Loan is outstanding will be treated as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

    If total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate 31 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31 day period, the Certificate will end without value.

EFFECT OF LOANS ON INVESTMENT VALUE

    A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for funds held in the Loan Account, an Owner's Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, the Owner's Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

---------------------------------------------------
                                 DEATH BENEFIT

    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named Beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The Death Benefit depends on the Death Benefit option You select and is determined as of the date of the death of the Insured.

DEATH BENEFIT OPTIONS

    There are two Death Benefit options: Death Benefit option A and Death Benefit option B:

1. Under the Death Benefit option A, the Death Benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

2. Under Death Benefit option B, the Death Benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

    Regardless of which Death Benefit option You select, the maximum amount payable under such option will be the Death Proceeds.

OPTION CHANGE

    While the Certificate is in force, You may change the Death Benefit option selected under a Certificate by making a request In Writing during the lifetime of the Insured. If the change is from Death Benefit option A to Death Benefit option B, satisfactory evidence of insurability must be provided to Hartford. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change. If the change is from Death Benefit option B to Death Benefit option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change. Any change in the selection of a Death Benefit option will become effective at the beginning of the Coverage month following Hartford's approval of such change. We will notify You that the change has been made.

    All or part of the Death Proceeds may be paid in cash or applied under one of the payment options described below.

PAYMENT OPTIONS

    Death Proceeds under the Certificate may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under payment options 2, 3 or 4 commence, no surrender of the Certificate may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Certificates:

    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment due preceding the death of the Annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the Annuitant for a fixed period of 120 months and for as long thereafter as the Annuitant shall live.

    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

LEGAL DEVELOPMENTS REGARDING INCOME PAYMENTS

    In those states affected by the 1983 Supreme Court decision in Arizona Governing Committee v. Norris, income payment options involving life income are based on unisex actuarial tables. In addition, legislation has previously been introduced in Congress which, had it been enacted, would have required the use of tables that do not vary on the basis of sex for some or all annuities. Currently, several states have enacted such laws.

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

BENEFICIARY

    The Owner names the Beneficiary in the enrollment form for the Certificate. The Owner may change the Beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no Beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Owner if living; otherwise to the Owner's estate.

INCREASES AND DECREASES IN FACE AMOUNT

    The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, the Owner may request a change in the Face Amount by making a request In Writing to Hartford and directing such request to Hartford's Customer Service Center.

    All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to the Company and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

    A decrease in the Face Amount will be effective on the first Processing Date following the date We receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. Decreases will be applied:

(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any 12 month period.

---------------------------------------------------
                              BENEFITS AT MATURITY

    If the Insured is living on the Maturity Date, on surrender of the Certificate to Hartford, Hartford will pay to the Owner the Cash Surrender Value on the date the Certificate is surrendered. However, on the Maturity Date, the Certificate will terminate and Hartford will have no further obligations under the Certificate.

---------------------------------------------------
                          TERMINATION OF PARTICIPATION
                              IN THE GROUP POLICY

    Participation in the Group Policy may be terminated by Hartford or the Participating Employer. The party initiating the termination must provide notice of such termination to each Owner of record, at his or her last known address, at least 15 days prior to the date of termination. In the event of such termination, no new enrollment forms for new Insureds will be accepted on or after the date notice of discontinuance is received or sent by Hartford, whichever is applicable, nor will any new Certificates be issued. If premium payments are discontinued, Hartford will continue insurance Coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. This Continuation of Insurance will not continue the Coverage under the Certificate beyond Attained Age 100, nor will it continue any optional benefit rider beyond the Certificate's date of termination. If the Group Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the Coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Group Policy, provided it is not canceled or surrendered by the Owner, subject to Hartford's qualifications then in effect.

---------------------------------------------------
                         LAPSE AND REINSTATEMENT WHILE
                         THE GROUP POLICY IS IN EFFECT

LAPSE AND GRACE PERIOD

    A Grace Period of 61 days will be allowed following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless the Owner has given Hartford written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during the Grace Period. The Owner will be liable to Hartford for all charges due under the Certificate then unpaid for the period the Certificate remains in force.

    In the event that total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate 31 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31 day period, the Certificate will end without value.

REINSTATEMENT

    Prior to the death of the Insured, and unless (1) the Group Policy is terminated (See "Termination of Participation in the Group Policy") or (2) the Certificate has been surrendered for cash, the Certificate may be reinstated prior to the Maturity Date, provided:

(a) you make Your request within three (3) years of the date of lapse; and

(b) satisfactory evidence of insurability is submitted.

    To reinstate Your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least 3 months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------

(a) The Investment Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement.

    Upon reinstatement, any Debt at the time of termination must be repaid or carried over to the reinstated Certificate.

---------------------------------------------------
                          ENROLLMENT FOR A CERTIFICATE

    Individuals wishing to purchase a Certificate must submit an enrollment form to Hartford. Within limits, an applicant may choose the Initial Premium and the initial Face Amount. A Certificate generally will be issued only on the lives of Insureds Attained Age 79 and under who supply evidence of insurability satisfactory to the Company. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without the consent of the Owner.

    The Certificate will be effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the Initial Premium. The Coverage Date is the date used to determine all future cyclical transactions on the Certificate, e.g., Processing Date, Coverage months and Coverage Years.

---------------------------------------------------
                              THE RIGHT TO EXAMINE
                                THE CERTIFICATE

    An Owner has a limited right to return a Certificate. Subject to applicable state regulation, if the Certificate is returned, by mail or personal delivery to Hartford or to the agent who sold the Certificate, to be canceled within 10 days after delivery of the Certificate to the Owner, Hartford will return either
(1) the total amount of premiums or (2) the Cash Value plus charges deducted under the Certificate to the Owner within 7 days. If the state where Your Certificate is issued requires that We return Your Initial Premium, We will allocate Your initial Net Premium to the HVA Money Market Investment Division. If the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions.

---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before allocating the Net Premium to the Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, premium taxes and the DAC tax charge. The amount of each premium allocated to the Investment Divisions is Your Net Premium.

FRONT-END SALES LOAD

    The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later.

    Front-end sales loads cover expenses related to the sale and distribution of the Certificates. The front-end sales load may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the expected number of Owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.

PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford that are attributable to premiums. This percentage will vary by locale depending on the tax rates in effect there. The range of premium taxes actually deducted by Hartford currently ranges from 0% to 4%.

DAC TAX CHARGE

    The Company deducts 1.25% of each premium to cover a federal premium tax assessed against the Company. This charge is reasonable in relation to the Company's federal income tax burden, under Section 848 of the Code, resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                              THE INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Coverage Date and on each subsequent Processing Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Investment Value to cover certain charges and expenses incurred in connection with a Certificate. The Monthly Deduction Amount will vary from month to month. These will be taken from the Charge Deduction Division, if designated in the enrollment form for the Certificate or later elected.

    If a Charge Deduction Division has been designated but the Investment Value in the Charge Deduction Division

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

is less than that required to cover all charges due on such date:

(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and

(1) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.

    If no Charge Deduction Division has been designated or elected, any amounts due will be allocated among the Owner's chosen Investment Divisions on a Pro Rata Basis.

    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus

(b) the charges for cost of insurance, plus any charges for additional benefits provided by rider.

    (a)COST OF INSURANCE CHARGE

       The charge for the cost of insurance is equal to:

        (i) the cost of insurance rate per $1,000; multiplied by

        (ii) the Net Amount at Risk; divided by

       (iii) $1,000

      The Net Amount at Risk equals the Death Benefit less the Cash Value on that date.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. Hartford uses various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Group Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

      Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Group Policy that are agreed to by Hartford and the Participating Employer. The actual monthly cost of insurance rates will be based on Hartford's expectations as to future experience. Hartford will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      The rate class of an Insured affects the cost of insurance rate. Hartford and the Participating Employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the Participating Employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

      Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

    (b)RIDER CHARGE

      If the policy includes riders, a charge is deducted from the Investment Value on each Processing Date.

      The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider.

      The Riders available are described on page 22 under "Supplemental Benefits" section.

    (c)MONTHLY ADMINISTRATIVE FEE AND OTHER EXPENSE CHARGES

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Certificates. This charge will be $5 per Coverage month initially and is guaranteed never to exceed $10.00 per Coverage month. This charge covers the average expected cost for these expenses.

---------------------------------------------------
                       MORTALITY AND EXPENSE RISK CHARGE


    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of an Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis. See also, "Premiums -- Accumulation Unit Values," page 14.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

    The Mortality and Expense Risk Charge is equal to:

    (i) the Mortality and Expense Risk Rate; multiplied by

    (ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

    The mortality risk assumed is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Certificates will exceed the administrative charges set forth therein.

    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on Hartford. Conversely, if the charge proves more than sufficient, any excess will be added to Hartford's surplus.

TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Certificates in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

---------------------------------------------------
                                 OTHER MATTERS

--------------------------------
                     ADDITIONS, DELETIONS OR SUBSTITUTIONS
                                 OF INVESTMENTS

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and the Investment Divisions which fund the Group Policies. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Group Policies, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Group Policies. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the SEC to the extent required by the 1940 Act. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts of which it is the depositor which may fund the Group Policies.


    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Owners or to variable annuity contract owners, the Board of Directors of the Hartford Funds, the Board of Trustees for the Neuberger & Berman AMT, the Board of Trustees for the Alger American Fund, the Board of Trustees for each of the VIP Fund and the VIP Fund II, the Board of Trustees of JPM Series Trust and the Board of Directors of Morgan Stanley Funds (collectively the "Boards") intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.


---------------------------------------------------
                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Owners (or the assignee of the Certificates, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Owner is determined by dividing the Owner's interest in each Investment Division by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Owners (or the assignees) in the Funds will be determined as follows: Owners may cast one vote for each full or fractional Accumulation Unit owned under their respective Certificates and allocated to an Investment Division the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, an Owner has taken a Loan secured by the Certificate, amounts transferred from the Investment Division(s) to the Loan Account(s) in connection with the Loan (see "Certificate Benefits and Provisions -- Loans," page 16) will not be considered in determining the voting interests of the Owner. Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Owners.

---------------------------------------------------
                                   OUR RIGHTS

    We reserve the right to take certain actions in connection with Our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC). If necessary, We will seek approval by Owners.

    Specifically, We reserve the right to:

    - Add or remove any Investment Division;

    - Create new separate accounts;

    - Combine the Separate Account with one or more other separate accounts;

    - Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

    - Deregister the Separate Account under the 1940 Act;

    - Manage the Separate Account under the direction of a committee or discharge such committee at any time;

    - Transfer the assets of the Separate Account to one or more other separate accounts; and

    - Restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.

    Hartford also reserves the right to change the name of the Separate Account.

    We have reserved all rights to the name of ITT Hartford Life and Annuity Insurance Company or any part of it. We may allow the Separate Account and other entities to use Our name or part of it, but We may also withdraw this right.

---------------------------------------------------
                              STATEMENTS TO OWNERS

    We will send You a statement at least once each Coverage Year, showing:

(a) the current Cash Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Loans since the last report;

(c) the amount of any outstanding Debt;

(d) notifications required by the provisions of the Certificate; and

(e) any other information required by the Insurance Department of the State where the Certificate was delivered.

---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Certificate is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the Death Benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

---------------------------------------------------
                         MISSTATEMENT AS TO AGE OR SEX

    If the age or sex of the Insured is incorrectly stated, the amount of all benefits payable will be appropriately adjusted, as specified in the Certificate.

---------------------------------------------------
                                   ASSIGNMENT

    The Certificate may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Certificates.

---------------------------------------------------
                               EXPERIENCE CREDITS

    The Certificates issued under a Group Policy may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase the Investment Value.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefit, which is subject to the restrictions and limitations set forth therein, may be included in a Certificate.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER

    We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits," page 25.

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                        POSITION WITH HARTFORD               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Wendell J. Bossen, 63            Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                          Company; Executive Vice President (1984), Mutual Benefit.
Gregory A. Boyko, 45             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford Life
                                 Financial Officer &                      Insurance Company; Chief Financial Officer (1994-1995),
                                 Treasurer, 1997                          IMG American Life; Senior Vice President (1992-1994),
                                 Director, 1997*                          Connecticut Mutual Life Insurance Company.
Peter W. Cummins, 60             Senior Vice President, 1997            Vice President, Individual Annuity Operations (1989-1997),
                                                                          Hartford.
Ann M. deRaismes, 46             Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                                                          (1992-1994); Director of Human Resources (1991-1997),
                                                                          Hartford Life Insurance Company.
James R. Dooley, 60              Vice President, 1973                   Vice President, Director Information Services
                                                                          (1973-Present), Hartford.
Timothy M. Fitch, 44             Vice President, 1995                   Vice President, (1995-Present); Assistant Vice President
                                                                          (1993-1995); Director (1991-1993), Hartford Life
                                                                          Insurance Company.
Richard J. Garrett, 52           Vice President & Assistant Treasurer,  Treasurer (1994-Present); Vice President (1993-Present),
                                 1997                                     Hartford Life Insurance Company.
Donald J. Gillette, 51           Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                          Hartford.
Lynda Godkin, 43                 Senior Vice President, 1997            Associate General Counsel and Corporate Secretary
                                 General Counsel, 1996                    (1995-1996); Assistant General Counsel and Secretary
                                 Corporate Secretary, 1995                (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                 Director, 1997*                          Company.
Lois W. Grady, 52                Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                          Insurance Company.
David A. Hall, 43                Vice President &                       Senior Vice President & Actuary (1993-1997), Hartford.
                                 Actuary, 1997
Robert A. Kerzner, 45            Vice President, 1994                   Regional Vice President (1991-1994), Hartford.
William B. Malchodi, Jr., 46     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                 Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra, 38              Executive Vice President &             Senior Vice President & Director, Individual Life and
                                 Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                 Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                 Director, 1994*
Steven L. Mattieson, 52          Vice President, 1984                   Vice President, Director of New Business (1984-Present),
                                                                          Hartford.
Michael O'Halloran, 50           Vice President, 1997                   Vice President; Senior Associate General, Director of
                                                                          Corporate Law (1994-Present); Senior Associate General
                                                                          Counsel (1988-1994), Hartford Insurance Group.
Craig D. Raymond, 36             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                 Chief Actuary, 1997                      (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                                          Company.

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                        POSITION WITH HARTFORD               OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
David T. Schrandt, 49            Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                 Treasurer, 1987                          Hartford.
Lowndes A. Smith, 57             President, 1989                        President & Chief Operating Officer (1989-Present),
                                 Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                 Director, 1985*
Walter C. Welsh, 50              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                          (1995-1997); Assistant Vice President (1993-1995),
                                                                          Hartford Life Insurance Company.
Lizabeth H. Zlatkus, 37          Vice President, 1994                   Vice President, Director Business Operations
                                 Director, 1994*                          (1994-Present), Assistant Vice President, Director
                                                                          Executive Operations (1992-1994), Hartford Life Insurance
                                                                          Company.


------------------------
 * Denotes date of election to Board of Directors.
** ITT Hartford Affiliated Company

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------------------------------
                              DISTRIBUTION OF THE
                                 GROUP POLICIES

    Hartford intends to sell the Group Policies in all jurisdictions where it is licensed to do business. The Group Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable Federal and State laws. Each Broker-Dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Group Policies. The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 6% of the premiums paid. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the second Certificate Anniversary.

---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                 ACCOUNT ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the Federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of Federal tax considerations is based upon Hartford understanding of current Federal income tax laws as they are currently interpreted.

---------------------------------------------------
                            TAXATION OF THE COMPANY
                            AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Certificate Benefits and Provisions -- Values under the Certificate", on page 14). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

---------------------------------------------------
                    INCOME TAXATION OF CERTIFICATE BENEFITS

    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

    The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment policy are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment policy, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment policy rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

    All modified endowment policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

be treated as a life insurance policy for any period during which the investments made by the separate account underlying the policy are not adequately diversified in accordance with regulations prescribed by the Treasury. If a policy is not treated as a life insurance policy, the policy owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to need the diversification standards, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or Policy Owner must agree to pay the tax due for the period during which the diversification standards were not met. The amount required to be paid shall be an amount based upon the tax that would have been owed by the policy owner if they were treated as receiving the income on the policy for such period or periods.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

---------------------------------------------------
                            OTHER TAX CONSIDERATIONS

    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

---------------------------------------------------
                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

---------------------------------------------------
                                    EXPERTS


    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


    The hypothetical illustrations included in this Prospectus and Registration Statement have been approved by Pauline Gyllenhammer, ASA, MAAA, Assistant Actuary, are included in reliance upon her opinion as to their reasonableness.

---------------------------------------------------
                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, the Group Policies and the Certificates.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

The following tables illustrate how the Death Benefits, Cash Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Cash Values and Cash Surrender Values of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefits, Cash Values and Cash Surrender Values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. The tables assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.


    The tables on pages 28 to 39 illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The Death Benefits, Cash Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.



    The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Funds. This is because these tables assume an investment management fee and other estimated Fund expenses totaling 0.87%. The 0.87% figure is based on an average of the current management fees and expenses of the available twenty-two Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Certificate may be more or less than 0.87%, will vary from year to year, and will depend on how the Cash Value is allocated.


    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the daily charge to the Separate Account for assuming mortality and expense risks and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the Federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

    Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       12,236      12,236     250,000     10,994      10,994     250,000
          2         30,355       24,205      24,205     250,000     21,788      21,788     250,000
          3         46,680       35,915      35,915     250,000     32,384      32,384     250,000
          4         63,821       47,403      47,403     250,000     42,790      42,790     250,000
          5         81,819       58,686      58,686     250,000     53,006      53,006     250,000

          6        100,717       69,880      69,880     250,000     63,038      63,038     250,000
          7        120,560       80,896      80,896     250,000     72,882      72,882     250,000
          8        126,588       79,208      79,208     250,000     70,253      70,253     250,000
          9        132,917       77,499      77,499     250,000     67,507      67,507     250,000
         10        139,563       75,760      75,760     250,000     64,623      64,623     250,000

         11        146,541       74,071      74,071     250,000     61,585      61,585     250,000
         12        153,868       72,300      72,300     250,000     58,372      58,372     250,000
         13        161,561       70,420      70,420     250,000     54,971      54,971     250,000
         14        169,639       68,420      68,420     250,000     51,360      51,360     250,000
         15        178,121       66,288      66,288     250,000     47,517      47,517     250,000

         16        187,027       63,936      63,936     250,000     43,405      43,405     250,000
         17        196,378       61,446      61,446     250,000     38,979      38,979     250,000
         18        206,197       58,799      58,799     250,000     34,185      34,185     250,000
         19        216,507       55,980      55,980     250,000     28,956      28,956     250,000
         20        227,332       52,966      52,966     250,000     23,219      23,219     250,000

         25        290,140       33,885      33,885     250,000         --          --          --
         30        370,300        3,819       3,819     250,000         --          --          --

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       12,984      12,984     250,000     11,695      11,695     250,000
          2         30,355       26,463      26,463     250,000     23,880      23,880     250,000
          3         46,680       40,466      40,466     250,000     36,582      36,582     250,000
          4         63,821       55,050      55,050     250,000     49,833      49,833     250,000
          5         81,819       70,263      70,263     250,000     63,663      63,663     250,000

          6        100,717       86,242      86,242     250,000     78,110      78,110     250,000
          7        120,560      102,937     102,937     250,000     93,206      93,206     250,000
          8        126,588      107,098     107,098     250,000     95,963      95,963     250,000
          9        132,917      111,419     111,419     250,000     98,747      98,747     250,000
         10        139,563      115,902     115,902     250,000    101,550     101,550     250,000

         11        146,541      120,715     120,715     251,519    104,367     104,367     250,000
         12        153,868      125,681     125,681     254,873    107,192     107,192     250,000
         13        161,561      130,789     130,789     258,259    110,026     110,026     250,000
         14        169,639      136,042     136,042     261,674    112,865     112,865     250,000
         15        178,121      141,443     141,443     265,120    115,705     115,705     250,000

         16        187,027      146,946     146,946     268,523    118,533     118,533     250,000
         17        196,378      152,618     152,618     272,000    121,337     121,337     250,000
         18        206,197      158,462     158,462     275,576    124,099     124,099     250,000
         19        216,507      164,483     164,483     279,273    126,795     126,795     250,000
         20        227,332      170,684     170,684     283,104    129,404     129,404     250,000

         25        290,140      204,457     204,457     304,236    140,510     140,510     250,000
         30        370,300      243,093     243,093     329,204    144,972     144,972     250,000

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       13,732      13,732     250,000     12,396      12,396     250,000
          2         30,355       28,811      28,811     250,000     26,057      26,057     250,000
          3         46,680       45,385      45,385     250,000     41,125      41,125     250,000
          4         63,821       63,651      63,651     250,000     57,764      57,764     250,000
          5         81,819       83,808      83,808     250,000     76,154      76,154     250,000

          6        100,717      106,164     106,164     253,827     96,500      96,500     250,000
          7        120,560      130,770     130,770     303,650    118,888     118,888     276,217
          8        126,588      143,868     143,868     324,558    129,786     129,786     292,963
          9        132,917      158,261     158,261     347,012    141,636     141,636     310,749
         10        139,563      174,067     174,067     371,134    154,509     154,509     329,640

         11        146,541      191,679     191,679     397,537    168,487     168,487     349,704
         12        153,868      210,994     210,994     425,909    183,658     183,658     371,014
         13        161,561      232,146     232,146     456,287    200,123     200,123     393,645
         14        169,639      255,303     255,303     488,806    217,989     217,989     417,678
         15        178,121      280,648     280,648     523,618    237,369     237,369     443,202

         16        187,027      308,272     308,272     560,725    258,377     258,377     470,306
         17        196,378      338,517     338,517     600,531    281,130     281,130     499,090
         18        206,197      371,620     371,620     643,291    305,748     305,748     529,656
         19        216,507      407,845     407,845     689,279    332,349     332,349     562,116
         20        227,332      447,472     447,472     738,773    361,066     361,066     596,586

         25        290,140      708,217     708,217   1,048,974    542,169     542,169     803,732
         30        370,300    1,112,496   1,112,496   1,499,622    803,012     803,012   1,083,549

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       12,225      12,225     262,258     10,942      10,942     261,050
          2         30,355       24,163      24,163     274,220     21,626      21,626     271,756
          3         46,680       35,812      35,812     285,893     32,050      32,050     282,201
          4         63,821       47,204      47,204     297,306     42,212      42,212     292,385
          5         81,819       58,353      58,353     308,476     52,104      52,104     302,300

          6        100,717       69,411      69,411     319,541     61,723      61,723     311,941
          7        120,560       80,255      80,255     330,403     71,049      71,049     321,291
          8        126,588       78,385      78,385     328,534     67,883      67,883     318,135
          9        132,917       76,482      76,482     326,634     64,578      64,578     314,841
         10        139,563       74,533      74,533     324,689     61,111      61,111     311,388

         11        146,541       72,606      72,606     322,760     57,470      57,470     307,761
         12        153,868       70,564      70,564     320,728     53,637      53,637     303,944
         13        161,561       68,374      68,374     318,551     49,604      49,604     299,928
         14        169,639       66,025      66,025     316,214     45,357      45,357     295,699
         15        178,121       63,505      63,505     313,709     40,879      40,879     291,240

         16        187,027       60,702      60,702     310,929     36,141      36,141     286,523
         17        196,378       57,734      57,734     307,975     31,107      31,107     281,513
         18        206,197       54,585      54,585     304,841     25,734      25,734     276,169
         19        216,507       51,240      51,240     301,512     19,972      19,972     270,439
         20        227,332       47,680      47,680     297,970     13,772      13,772     264,275

         25        290,140       25,766      25,766     276,177          0           0           0
         30        370,300            0           0           0          0           0           0

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       12,972      12,972     262,944     11,639      11,639     261,692
          2         30,355       26,417      26,417     276,348     23,701      23,701     273,718
          3         46,680       40,348      40,348     290,237     36,198      36,198     286,177
          4         63,821       54,814      54,814     304,658     49,143      49,143     299,084
          5         81,819       69,852      69,852     319,648     62,544      62,544     312,446

          6        100,717       85,639      85,639     335,370     76,413      76,413     326,276
          7        120,560      102,079     102,079     351,756     90,748      90,748     340,571
          8        126,588      105,943     105,943     355,610     92,626      92,626     342,456
          9        132,917      109,917     109,917     359,574     94,396      94,396     344,235
         10        139,563      113,989     113,989     363,638     96,026      96,026     345,877

         11        146,541      118,300     118,300     367,928     97,494      97,494     347,359
         12        153,868      122,664     122,664     372,288     98,773      98,773     348,654
         13        161,561      127,047     127,047     376,670     99,843      99,843     349,742
         14        169,639      131,438     131,438     381,059    100,678     100,678     350,597
         15        178,121      135,822     135,822     385,444    101,245     101,245     351,186

         16        187,027      140,080     140,080     389,712    101,498     101,498     351,467
         17        196,378      144,324     144,324     393,958    101,385     101,385     351,385
         18        206,197      148,536     148,536     398,173    100,839     100,839     350,876
         19        216,507      152,696     152,696     402,338     99,784      99,784     349,864
         20        227,332      156,780     156,780     406,427     98,140      98,140     348,270

         25        290,140      174,834     174,834     424,561     78,406      78,406     328,885
         30        370,300      184,502     184,502     434,420     28,580      28,580     279,718

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1         14,807       13,720      13,720     263,626     12,337      12,337     262,330
          2         30,355       28,761      28,761     278,551     25,861      25,861     275,751
          3         46,680       45,251      45,251     294,915     40,687      40,687     290,463
          4         63,821       63,372      63,372     312,894     56,946      56,946     306,597
          5         81,819       83,305      83,305     332,669     74,774      74,774     324,288

          6        100,717      105,395     105,395     354,570     94,326      94,326     343,690
          7        120,560      129,735     129,735     378,714    115,758     115,758     364,958
          8        126,588      142,542     142,542     391,421    125,583     125,583     374,717
          9        132,917      156,618     156,618     405,386    136,234     136,234     385,296
         10        139,563      172,080     172,080     420,727    147,769     147,769     396,753

         11        146,541      189,312     189,312     437,804    160,263     160,263     409,164
         12        153,868      208,217     208,217     456,563    173,797     173,797     422,607
         13        161,561      228,934     228,934     477,121    188,467     188,467     437,178
         14        169,639      251,641     251,641     499,655    204,372     204,372     452,975
         15        178,121      276,536     276,536     524,359    221,620     221,620     470,107

         16        187,027      303,726     303,726     552,456    240,316     240,316     488,677
         17        196,378      333,524     333,524     591,673    260,571     260,571     508,796
         18        206,197      366,137     366,137     633,800    282,496     282,496     530,575
         19        216,507      401,827     401,827     679,108    306,206     306,206     554,129
         20        227,332      440,869     440,869     727,871    331,830     331,830     579,586

         25        290,140      697,759     697,759   1,033,485    494,533     494,533     741,228
         30        370,300    1,096,064   1,096,064   1,477,472    731,907     731,907     987,603

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,048       5,048     250,000      3,960       3,960     250,000
          2         12,915        9,926       9,926     250,000      7,789       7,789     250,000
          3         19,861       14,634      14,634     250,000     11,485      11,485     250,000
          4         27,154       19,204      19,204     250,000     15,045      15,045     250,000
          5         34,812       23,651      23,651     250,000     18,464      18,464     250,000

          6         42,853       28,109      28,109     250,000     21,739      21,739     250,000
          7         51,296       32,468      32,468     250,000     24,855      24,855     250,000
          8         60,161       36,846      36,846     250,000     27,919      27,919     250,000
          9         69,469       41,118      41,118     250,000     30,797      30,797     250,000
         10         79,242       45,274      45,274     250,000     33,474      33,474     250,000

         11         89,504       49,362      49,362     250,000     35,942      35,942     250,000
         12        100,279       53,296      53,296     250,000     38,189      38,189     250,000
         13        111,593       57,057      57,057     250,000     40,212      40,212     250,000
         14        123,473       60,641      60,641     250,000     42,002      42,002     250,000
         15        135,947       64,046      64,046     250,000     43,545      43,545     250,000

         16        149,044       67,194      67,194     250,000     44,819      44,819     250,000
         17        162,796       70,177      70,177     250,000     45,795      45,795     250,000
         18        177,236       72,988      72,988     250,000     46,436      46,436     250,000
         19        192,398       75,621      75,621     250,000     46,699      46,699     250,000
         20        208,318       78,066      78,066     250,000     46,537      46,537     250,000

         25        300,684       86,998      86,998     250,000     37,739      37,739     250,000
         30        418,569       88,570      88,570     250,000      6,879       6,879     250,000

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,361       5,361     250,000      4,235       4,235     250,000
          2         12,915       10,865      10,865     250,000      8,587       8,587     250,000
          3         19,861       16,516      16,516     250,000     13,058      13,058     250,000
          4         27,154       22,352      22,352     250,000     17,652      17,652     250,000
          5         34,812       28,396      28,396     250,000     22,368      22,368     250,000

          6         42,853       34,792      34,792     250,000     27,211      27,211     250,000
          7         51,296       41,446      41,446     250,000     32,170      32,170     250,000
          8         60,161       48,495      48,495     250,000     37,370      37,370     250,000
          9         69,469       55,827      55,827     250,000     42,684      42,684     250,000
         10         79,242       63,446      63,446     250,000     48,106      48,106     250,000

         11         89,504       71,449      71,449     250,000     53,639      53,639     250,000
         12        100,279       79,750      79,750     250,000     59,283      59,283     250,000
         13        111,593       88,348      88,348     250,000     65,048      65,048     250,000
         14        123,473       97,264      97,264     250,000     70,941      70,941     250,000
         15        135,947      106,520     106,520     250,000     76,968      76,968     250,000

         16        149,044      116,085     116,085     250,000     83,128      83,128     250,000
         17        162,796      126,060     126,060     250,000     89,422      89,422     250,000
         18        177,236      136,477     136,477     250,000     95,846      95,846     250,000
         19        192,398      147,371     147,371     250,219    102,395     102,395     250,000
         20        208,318      158,650     158,650     263,145    109,073     109,073     250,000

         25        300,684      220,829     220,829     328,596    145,034     145,034     250,000
         30        418,569      293,250     293,250     397,128    188,149     188,149     255,056

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,674       5,674     250,000      4,510       4,510     250,000
          2         12,915       11,842      11,842     250,000      9,419       9,419     250,000
          3         19,861       18,552      18,552     250,000     14,765      14,765     250,000
          4         27,154       25,896      25,896     250,000     20,598      20,598     250,000
          5         34,812       33,956      33,956     250,000     26,963      26,963     250,000

          6         42,853       42,944      42,944     250,000     33,919      33,919     250,000
          7         51,296       52,848      52,848     250,000     41,520      41,520     250,000
          8         60,161       63,901      63,901     250,000     49,965      49,965     250,000
          9         69,469       76,087      76,087     250,000     59,211      59,211     250,000
         10         79,242       89,524      89,524     250,000     69,343      69,343     250,000

         11         89,504      104,487     104,487     250,000     80,469      80,469     250,000
         12        100,279      121,009     121,009     250,000     92,714      92,714     250,000
         13        111,593      139,188     139,188     273,577    106,226     106,226     250,000
         14        123,473      159,119     159,119     304,652    121,176     121,176     250,000
         15        135,947      180,961     180,961     337,628    137,732     137,732     257,165

         16        149,044      204,815     204,815     372,545    155,733     155,733     283,471
         17        162,796      230,951     230,951     409,709    175,259     175,259     311,138
         18        177,236      259,577     259,577     449,339    196,418     196,418     340,261
         19        192,398      290,920     290,920     491,669    219,318     219,318     370,941
         20        208,318      325,225     325,225     536,944    244,078     244,078     403,287

         25        300,684      551,283     551,283     816,532    400,847     400,847     594,231
         30        418,569      902,367     902,367   1,216,373    627,772     627,772     847,088

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,043       5,043     255,068      3,940       3,940     254,039
          2         12,915        9,909       9,909     259,948      7,728       7,728     257,840
          3         19,861       14,591      14,591     264,646     11,360      11,360     261,485
          4         27,154       19,122      19,122     269,189     14,832      14,832     264,971
          5         34,812       23,515      23,515     273,593     18,136      18,136     268,288

          6         42,853       27,917      27,917     277,995     21,265      21,265     271,431
          7         51,296       32,207      32,207     282,294     24,200      24,200     274,383
          8         60,161       36,500      36,500     286,596     27,045      27,045     277,245
          9         69,469       40,667      40,667     290,774     29,660      29,660     279,879
         10         79,242       44,695      44,695     294,814     32,024      32,024     282,264

         11         89,504       48,620      48,620     298,747     34,125      34,125     284,387
         12        100,279       52,350      52,350     302,494     35,948      35,948     286,233
         13        111,593       55,853      55,853     306,015     37,486      37,486     287,794
         14        123,473       59,119      59,119     309,301     38,726      38,726     289,059
         15        135,947       62,139      62,139     312,341     39,652      39,652     290,011

         16        149,044       64,799      64,799     315,030     40,235      40,235     290,622
         17        162,796       67,220      67,220     317,471     40,444      40,444     290,862
         18        177,236       69,386      69,386     319,659     40,234      40,234     290,687
         19        192,398       71,285      71,285     321,580     39,558      39,558     290,049
         20        208,318       72,897      72,897     323,216     38,367      38,367     288,901

         25        300,684       75,809      75,809     326,278     23,382      23,382     274,175
         30        418,569       67,269      67,269     317,955          0           0           0

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,356       5,356     255,355      4,213       4,213     254,293
          2         12,915       10,846      10,846     260,833      8,519       8,519     258,590
          3         19,861       16,467      16,467     266,443     12,914      12,914     262,978
          4         27,154       22,255      22,255     272,217     17,397      17,397     267,453
          5         34,812       28,228      28,228     278,174     21,959      21,959     272,008

          6         42,853       34,546      34,546     284,463     26,595      26,595     276,638
          7         51,296       41,097      41,097     290,994     31,287      31,287     281,325
          8         60,161       48,013      48,013     297,889     36,143      36,143     286,178
          9         69,469       55,174      55,174     305,029     41,022      41,022     291,055
         10         79,242       62,576      62,576     312,411     45,901      45,901     295,934

         11         89,504       70,292      70,292     320,101     50,762      50,762     300,796
         12        100,279       78,219      78,219     328,010     55,585      55,585     305,622
         13        111,593       86,329      86,329     336,104     60,357      60,357     310,399
         14        123,473       94,618      94,618     344,377     65,057      65,057     315,105
         15        135,947      103,079     103,079     352,824     69,662      69,662     319,719

         16        149,044      111,603     111,603     361,342     74,134      74,134     324,202
         17        162,796      120,310     120,310     370,034     78,427      78,427     328,510
         18        177,236      129,189     129,189     378,898     82,483      82,483     332,586
         19        192,398      138,232     138,232     387,927     86,235      86,235     336,363
         20        208,318      147,423     147,423     397,106     89,612      89,612     339,773

         25        300,684      194,773     194,773     444,425     98,548      98,548     348,954
         30        418,569      241,150     241,150     490,855     84,395      84,395     335,330

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                 PREMIUMS             CURRENT CHARGES*                 GUARANTEED CHARGES**
                ACCUMULATED   ---------------------------------  ---------------------------------
   END OF          AT 5%                    CASH                               CASH
   POLICY        INTEREST       CASH      SURRENDER     DEATH      CASH      SURRENDER     DEATH
    YEAR         PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          6,300        5,669       5,669     255,641      4,487       4,487     254,545
          2         12,915       11,821      11,821     261,750      9,344       9,344     259,370
          3         19,861       18,497      18,497     268,380     14,601      14,601     264,592
          4         27,154       25,781      25,781     275,612     20,294      20,294     270,247
          5         34,812       33,750      33,750     283,521     26,455      26,455     276,367

          6         42,853       42,629      42,629     292,321     33,126      33,126     282,994
          7         51,296       52,384      52,384     301,999     40,336      40,336     290,156
          8         60,161       63,233      63,233     312,763     48,254      48,254     298,023
          9         69,469       75,147      75,147     324,584     56,797      56,797     306,512
         10         79,242       88,221      88,221     337,557     66,005      66,005     315,662

         11         89,504      102,687     102,687     351,901     75,931      75,931     325,525
         12        100,279      118,533     118,533     367,627     86,628      86,628     336,155
         13        111,593      135,867     135,867     384,831     98,165      98,165     347,619
         14        123,473      154,834     154,834     403,656    110,611     110,611     359,985
         15        135,947      175,592     175,592     424,258    124,039     124,039     373,328

         16        149,044      198,209     198,209     446,712    138,518     138,518     387,715
         17        162,796      223,002     223,002     471,316    154,115     154,115     403,214
         18        177,236      250,182     250,182     498,288    170,896     170,896     419,892
         19        192,398      279,986     279,986     527,862    188,925     188,925     437,813
         20        208,318      312,665     312,665     560,291    208,276     208,276     457,048

         25        300,684      529,802     529,802     784,715    328,316     328,316     576,378
         30        418,569      868,613     868,613   1,170,873    496,532     496,532     743,685

  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

     THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         PART I. FINANCIAL INFORMATION

ITEM 1.

                              FINANCIAL STATEMENTS

The following unaudited financial statements, reflect, in the opinion of management, all adjustments which are of normal recurring nature necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Certain reclassifications of prior year results were made to conform to current presentation. Interim results are not indicative of the results which may be expected for any other interim period or the full year. Statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995. The forward-looking statements are made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company ("the Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of these future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described with the forward-looking statements. For a description of accounting policies, see
Note 1 to Consolidated Financial Statements in the 1996 Form 10-K. The
Company is an indirect subsidiary of Hartford Life, Inc. ("HLI"). Accordingly, the financial statements presented below are a partial disclosure of HLI's financials. For a full disclosure of HLI's operations, refer to the HLI 10Q, as filed with the Securities and Exchange Commission as of June 30, 1997.

                 HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                                    (in millions)




                                                                                 QUARTER ENDED         SIX MONTHS ENDED
                                                                                    JUNE 30,               JUNE 30,
                                                                              --------------------  ----------------------
                                                                                1997       1996        1997        1996
                                                                              ---------  ---------  -----------  ---------
                                                                                   (UNAUDITED)            (UNAUDITED)
Revenues
Premiums and other considerations...........................................  $     323  $     299  $       633  $     943
Net investment income.......................................................        322        318          659        651
Net realized capital gains(losses)..........................................          0         (1)           4         (1)
                                                                              ---------  ---------  -----------  ---------
    Total revenues..........................................................        645        616        1,296      1,593
                                                                              ---------  ---------  -----------  ---------
Benefits, claims and expenses
Benefits, claims and claim adjustment expenses..............................        310        392          652        788
Amortization of deferred policy acquisition costs...........................         91         63          172        129
Dividends to policyholders..................................................         18         61           72        347
Other insurance expenses....................................................        117         34          190        198
                                                                              ---------  ---------  -----------  ---------
    Total benefits, claims and expenses.....................................        536        550        1,086      1,462
                                                                              ---------  ---------  -----------  ---------
Income before income tax expense............................................        109         66          210        131
Income tax expense..........................................................         35         23           73         45
                                                                              ---------  ---------  -----------  ---------
Net income..................................................................  $      74  $      43  $       137  $      86
                                                                              ---------  ---------  -----------  ---------
                                                                              ---------  ---------  -----------  ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONDENSED CONSOLIDATED BALANCE SHEETS

                        (IN MILLIONS EXCEPT SHARE DATA)

                                                                                    JUNE 30,     DECEMBER 31,
                                                                                      1997         1996
                                                                                  -----------    ------------
                                                                                  (UNAUDITED)
ASSETS
Investments:
  Fixed maturities, available for sale, at fair value (amortized cost $13,797
    and $13,579)................................................................  $   13,844     $   13,624
  Equity securities, available for sale, at fair value..........................         137            119
  Mortgage loans, at outstanding balance........................................          --              2
  Policy loans, at outstanding balance..........................................       3,754          3,836
  Other investments, at cost....................................................          50             54
                                                                                  ----------     ----------
  Total investments.............................................................      17,785         17,635

Cash............................................................................          77             43
Premiums and amounts receivable.................................................          58            137
Reinsurance recoverable.........................................................       6,362          6,259
Accrued investment income.......................................................         359            407
Deferred policy acquisition costs...............................................       2,989          2,760
Deferred income tax.............................................................         466            474
Other assets....................................................................         308            357
Separate account assets.........................................................      58,970         49,690
                                                                                  ----------     ----------
  Total assets..................................................................  $   87,374     $   77,762
                                                                                  ----------     ----------
                                                                                  ----------     ----------
Liabilities and Stockholders' Equity
Future policy benefits..........................................................  $    2,889     $    2,474
Other policyholder funds........................................................      21,279         22,134
Other liabilities...............................................................       2,204          1,572
Separate account liabilities....................................................      58,970         49,690
                                                                                  ----------     ----------
  Total liabilities.............................................................      85,342         75,870
                                                                                  ----------     ----------
Common stock--authorized 1,000 shares, $5,690 par value, issued and outstanding
  1,000 shares..................................................................           6              6
Additional paid-in capital......................................................       1,045          1,045
Unrealized gain on investments, net of tax......................................          33             30
Retained earnings...............................................................         948            811
                                                                                  ----------     ----------
  Total stockholders' equity....................................................       2,032          1,892
                                                                                  ----------     ----------
    Total liabilities and stockholders' equity..................................  $   87,374     $   77,762
                                                                                  ----------     ----------
                                                                                  ----------     ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (IN MILLIONS)

                                                                                                      SIX MONTHS
                                                                                                    ENDED JUNE 30,
                                                                                                 --------------------
                                                                                                   1997       1996
                                                                                                 ---------  ---------
                                                                                                      (UNAUDITED)
Operating Activities:
Net income.....................................................................................  $     137  $      86
Adjustments to net income:
  Net realized capital (gains) losses on sale of investments...................................         (4)         1
  Net increase in deferred policy acquisition costs............................................       (229)      (300)
  Net amortization of premium on fixed maturities..............................................          0          7
  Decrease (increase) in deferred income tax benefit...........................................          9        (88)
  Decrease in premiums and amounts receivable..................................................         92         20
  Decrease in other assets.....................................................................         50         26
  Increase in reinsurance recoverable..........................................................       (251)      (264)
  Increase in liability for future policy benefits.............................................        415        304
  Increase in other liabilities................................................................        146        150
  Decrease (increase) in accrued investment income.............................................         48         (5)
                                                                                                 ---------  ---------
Cash provided by (used for) operating activities...............................................        413        (63)
                                                                                                 ---------  ---------
Investing Activities:
Purchases of fixed maturities investments......................................................     (3,801)    (2,717)
Sales of fixed maturities investments..........................................................      2,274      1,348
Maturities and principal paydowns of fixed maturities investments..............................      1,343      1,469
Net sales (purchases) of other investments.....................................................        110       (120)
Net sales of short-term investments............................................................        138        232
                                                                                                 ---------  ---------
Cash provided by investing activities..........................................................         64        212
                                                                                                 ---------  ---------
Financing Activities:
Net disbursements for investment and universal life-type contracts charged from policyholder
  accounts.....................................................................................       (443)      (187)
Capital Contribution...........................................................................         --         38
                                                                                                 ---------  ---------
Cash used for financing activities.............................................................       (443)      (149)
                                                                                                 ---------  ---------
Net increase in cash...........................................................................         34          0
Cash at beginning of period....................................................................         43         46
                                                                                                 ---------  ---------
Cash at end of period..........................................................................  $      77  $      46
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

                 Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                         RESULTS OF OPERATIONS
                            (in millions)

             Quarter and Six Months Ended June 30, 1997 and 1996

SEGMENT RESULTS


                                                                                                  SIX
                                                                               QUARTER          MONTHS
                                                                                ENDED            ENDED
                                                                               JUNE 30,         JUNE 30,
                                                                            -------------   ---------------
                                                                          1997      1996     1997      1996
                                                                          ----      ----     ----      ----
Annuity...........................................................     $    49    $   37   $    92     $ 70
Individual Life Insurance.........................................          12        10        23       19
Employee Benefits.................................................           9         6        15       14
Guaranteed Investment Contracts...................................          --       (15)       --      (30)
Corporate Operation...............................................           4         5         7       13
                                                                           ---       ---   -------     ----
Net Income........................................................     $    74    $   43   $   137     $ 86
                                                                           ---       ---   -------     ----
                                                                           ---       ---   -------     ----


    Net income increased $31, or 72%, and $51, or 59%, for the second quarter and six months ended June 30, 1997, respectively, over prior year. This increase is reflective of continued, solid growth in both the Annuity and Individual Life Insurance segments. Net income in the Annuity segment increased due to higher fee income on growing account values as well as strong new business sales. Net income in the Individual Life Insurance segment increased due to cost of insurance charges and other fee income on a growing block of life insurance in-force, as well as favorable mortality results. Guaranteed Investment Contracts reported no net income in the second quarter of 1997 consistent with management's expectations that net income subsequent to 1996 will be immaterial.

ANNUITY

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     308  $     232  $     588  $     466
Expenses..........................................................................        259        195        496        396
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $      49  $      37  $      92  $      70
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues, which are primarily comprised of investment income and management and maintenance fees, grew $76, or 33%, to $308 in the second quarter of 1997 and $122, or 26%, to $588 for the six months ended June 30, 1997. This growth resulted from an increase in the average account value, primarily driven by individual variable annuities, of $14.2 billion, or 35%, to $55.2 billion as of June 30, 1997 from $41.0 billion as of June 30, 1996. This is a result of approximately $10 billion in new sales of individual annuities over the last twelve months and market appreciation. Additionally, new individual annuity sales were approximately $2.5 billion and $5.1 billion for the second quarter and six months ended June 30, 1997, respectively, similar to sales of $2.7 billion and $4.9 billion, respectively, for the same periods of 1996. Growth in the assets under management by this segment also resulted in increased expenses related to other insurance expenses, amortization of deferred policy acquisition costs and taxes. Expenses increased $64, or 33%, to $259 in the second quarter of 1997 and $100, or 25%, to $496 for the six months ended June 30, 1997. Net income increased $12, or 32%, to $49 in the second quarter of 1997 and $22, or 31%, to $92 for the six months ended June 30, 1997.

INDIVIDUAL LIFE INSURANCE

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     125  $     101  $     236  $     216
Expenses..........................................................................        113         91        213        197
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $      12  $      10  $      23  $      19
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues increased $24, or 24%, to $125 in the second quarter of 1997 and $20, or 9%, to $236 for the six months ended June 30, 1997. In the first quarter of 1996, a block of business was assumed from Investors Equity which increased revenues by $9. Excluding this transaction, year to date revenues increased $29, or 14% over prior year. This growth was driven by increased cost of insurance charges and other fee income earned on this growing block of business. Life insurance in-force grew approximately $3.3 billion, or 6%, as of June 30, 1997 over the prior period, primarily due to sales of variable life products. Expenses in this segment increased $22, or 24%, to $113 and $16, or 8%, in the second quarter of 1997 and for the six months ended June 30, 1997, respectively, over the same period last year, consistent with a growing block of business. As a result, net income increased $2, or 20%, to $12 in the second quarter of 1997 and $4, or 21%, to $23 for the six months ended June 30, 1997.

EMPLOYEE BENEFITS

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     142  $     210  $     321  $     753
Expenses..........................................................................        133        204        306        739
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $       9  $       6  $      15  $      14
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues declined $68, or 32%, to $142 in the second quarter of 1997 and $432, or 57%, for the six months ended June 30, 1997 over the same period last year. This decline is mainly related to the passage of the Health Insurance Portability and Accountability Act of 1996, which effectively eliminated all future sales of leveraged COLI. Expenses declined $71, or 35%, in the second quarter of 1997 and $433, or 59%, for the six months ended June 30, 1997, over the same period last year. Significant declines in benefits, claims and claim adjustment expenses and policyholder dividends are the result of the decline of the block of COLI business. As a result, net income increased $3, or 50%, in the second quarter of 1997 and $1, or 7%, for the six months ended June 30, 1997.

GUARANTEED INVESTMENT CONTRACTS

                                                                                          QUARTER ENDED         SIX MONTHS ENDED
                                                                                             JUNE 30,               JUNE 30,
                                                                                      ----------------------  --------------------
                                                                                         1997        1996       1997       1996
                                                                                      ----------   ---------  ---------  ---------
Revenues............................................................................  $       62   $      67  $     134  $     140
Expenses............................................................................          62          82        134        170
                                                                                      ----------   ---------  ---------  ---------
Net Income..........................................................................  $       --   $     (15) $      --  $     (30)
                                                                                      ----------   ---------  ---------  ---------
                                                                                      ----------   ---------  ---------  ---------


    This segment had no net income for the three and six months ended June 30, 1997, as compared to losses of $15 and $30 for the same periods last year. These results are consistent with management's expectations that net income (loss) from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the

Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC due to actions taken in the third quarter of 1996.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        NOTES TO FINANCIAL STATEMENTS

HARTFORD LIFE INC. INITIAL PUBLIC OFFERING

    On February 10, 1997, HLI, an indirect parent of the Company, filed a registration statement with the Securities and Exchange Commission, as amended, relating to an Initial Public Offering ("IPO") of up to 20% of HLI's Class A common stock. Pursuant to the IPO on May 22, 1997, HLI sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to HLI's promissory notes outstanding and the line of credit discussed in the note below with the remaining $160 contributed to HLI's insurance subsidiaries to be used for working capital and other general corporate purposes.

    The 26 million shares sold from the IPO represent approximately 18.6% of the equity ownership in HLI and approximately 4.4% of the combined voting power of HLI's Class A and Class B Common Stock. The Hartford Financial Services Group, Inc. ("The Hartford"), an indirect parent of HLI, owns all of the 114 million outstanding shares of Class B Common Stock of HLI, representing 81.4% of the equity ownership in HLI and approximately 95.6% of the combined voting power of HLI's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of the HLI stockholders.

HARTFORD LIFE INC. DEBT OFFERING

    On February 7, 1997, HLI declared a dividend of $1,184 payable to its direct parent, Hartford Accident and Indemnity Company ("HA&I"). As a result, HLI borrowed $1,084 on February 18, 1997, pursuant to a $1,300 line of credit, with interest payable at the two-month Eurodollar rate plus 15 basis points, which, together with a promissory note in the amount of $100, was paid as a dividend to HA&I on February 20, 1997. Of the $1,184 dividend, $893 constituted a repayment of the portion of HLI's third party indebtedness internally allocated, for financial reporting purposes, to HLI's insurance subsidiaries (the "Allocated Advances"). In addition, on April 4, 1997, HLI declared and paid a dividend of $25 to its parent in the form of a promissory note. Subsequently, $12 of this note was forgiven in the form of a capital contribution from HA&I.

    On February 14, 1997, HLI filed a shelf registration statement for the issuance and sale of up to $1.0 billion in the aggregate of senior debt securities, subordinated debt securities and preferred stock. On June 17, 1997, HLI issued $650 of unsecured redeemable long-term debt in the form of notes and debentures. Of this amount, $200 was in the form of 6.90% notes due June 15, 2004, $200 of 7.10% notes due June 15, 2007, and $250 of 7.65% debentures due June 15, 2027. Interest on each of the notes and debentures is payable semi-annually on June 15 and December 15, of each year, commencing December 15, 1997. HLI also issued $50 of short-term debt in the form of commercial paper. Of the proceeds from this issuance, $670 was used to retire the remaining balance on the $1,300 line of credit with the remainder being used for working capital and other general corporate purposes. Subsequently, HLI reduced the capacity of the line of credit from $1,300 to $250, which will be primarily used to support the commercial paper program.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

                      [This page intentionally left blank]

               ICMG Registered Variable Life Separate Account One
                ITT Hartford Life and Annuity Insurance Company
                              Financial Statements
                        as of June 30, 1997 (Unaudited)

42                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         117,114
    Cost                          $117,832
    Market Value......... $118,893       --           --         --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          16,626
    Cost                          $ 61,822
    Market Value.........    --        $ 69,693       --         --
  HVA Money Market Fund,
   Inc.
    Shares                          39,927
    Cost                          $ 39,927
    Market Value.........    --          --        $ 39,927      --
  Neuberger & Berman
   Partners Portfolio
    Shares                           4,387
    Cost                          $ 72,604
    Market Value.........    --          --           --      $ 79,707
  Neuberger & Berman
   Balanced Portfolio
    Shares                           2,211
    Cost                          $ 34,924
    Market Value.........    --          --           --         --
  Neuberger & Berman
   Limited Maturity
   Portfolio
    Shares                           7,056
    Cost                          $ 98,048
    Market Value.........    --          --           --         --
  Fidelity Equity Income
   Portfolio
    Shares                           9,409
    Cost                          $194,403
    Market Value.........    --          --           --         --
  Fidelity High Income
   Portfolio
    Shares                           4,240
    Cost                          $ 50,512
    Market Value.........    --          --           --         --
  Fidelity Overseas
   Portfolio
    Shares                           8,348
    Cost                          $153,344
    Market Value.........    --          --           --         --
  Fidelity Asset Manager
   Portfolio
    Shares                           3,232
    Cost                          $ 50,891
    Market Value.........    --          --           --         --
  Alger American Small
   Capitalization
   Portfolio
    Shares                           1,296
    Cost                          $ 49,422
    Market Value.........    --          --           --         --
  Alger American Growth
   Portfolio
    Shares                           5,089
    Cost                          $177,165
    Market Value.........    --          --           --         --
  Receivable from ITT
   Hartford Life and
   Annuity Insurance
   Company...............    --           6,887      20,374     23,441
                          ---------  ------------  ---------  ---------
  Total Assets...........  118,893       76,580      60,301    103,148
                          ---------  ------------  ---------  ---------
LIABILITIES:
  Payable for fund shares
   purchased.............      159           83          57      --
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....   21,964       --           --         --
                          ---------  ------------  ---------  ---------
  Total Liabilities......   22,123           83          57      --
                          ---------  ------------  ---------  ---------
  Net Assets............. $ 96,770     $ 76,497    $ 60,244   $103,148
                          ---------  ------------  ---------  ---------
                          ---------  ------------  ---------  ---------
VARIABLE LIFE INSURANCE
   POLICIES:
  Units Owned by
   Participants..........    8,372        5,633       4,858      7,658
  Unit Price............. $10.3257     $11.5326    $10.2844   $11.9130
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000        1,000       1,000      1,000
  Unit Price............. $10.3257     $11.5326    $10.2844   $11.9130

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43
--------------------------------------------------------------------------------

                                     NEUBERGER                                                      ALGER
                          NEUBERGER  & BERMAN   FIDELITY    FIDELITY                FIDELITY      AMERICAN        ALGER
                          & BERMAN    LIMITED    EQUITY       HIGH      FIDELITY      ASSET         SMALL       AMERICAN
                          BALANCED   MATURITY    INCOME      INCOME     OVERSEAS     MANAGER    CAPITALIZATION   GROWTH
                          PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         117,114
    Cost                          $117,832
    Market Value.........    --         --         --          --          --          --           --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          16,626
    Cost                          $ 61,822
    Market Value.........    --         --         --          --          --          --           --             --
  HVA Money Market Fund,
   Inc.
    Shares                          39,927
    Cost                          $ 39,927
    Market Value.........    --         --         --          --          --          --           --             --
  Neuberger & Berman
   Partners Portfolio
    Shares                           4,387
    Cost                          $ 72,604
    Market Value.........    --         --         --          --          --          --           --             --
  Neuberger & Berman
   Balanced Portfolio
    Shares                           2,211
    Cost                          $ 34,924
    Market Value......... $ 36,653      --         --          --          --          --           --             --
  Neuberger & Berman
   Limited Maturity
   Portfolio
    Shares                           7,056
    Cost                          $ 98,048
    Market Value.........    --      $ 96,101      --          --          --          --           --             --
  Fidelity Equity Income
   Portfolio
    Shares                           9,409
    Cost                          $194,403
    Market Value.........    --         --      $207,574       --          --          --           --             --
  Fidelity High Income
   Portfolio
    Shares                           4,240
    Cost                          $ 50,512
    Market Value.........    --         --         --       $ 52,698       --          --           --             --
  Fidelity Overseas
   Portfolio
    Shares                           8,348
    Cost                          $153,344
    Market Value.........    --         --         --          --       $167,301       --           --             --
  Fidelity Asset Manager
   Portfolio
    Shares                           3,232
    Cost                          $ 50,891
    Market Value.........    --         --         --          --          --       $ 53,644        --             --
  Alger American Small
   Capitalization
   Portfolio
    Shares                           1,296
    Cost                          $ 49,422
    Market Value.........    --         --         --          --          --          --          $51,214         --
  Alger American Growth
   Portfolio
    Shares                           5,089
    Cost                          $177,165
    Market Value.........    --         --         --          --          --          --           --          $201,171
  Receivable from ITT
   Hartford Life and
   Annuity Insurance
   Company...............    --         --         --            441       --          --           --            10,906
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
  Total Assets...........   36,653     96,101    207,574      53,139     167,301      53,644        51,214       212,077
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
LIABILITIES:
  Payable for fund shares
   purchased.............    --         --         --          --          --          --           --             --
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....   16,121      4,335     15,803       --         32,969       4,493         2,690         --
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
  Total Liabilities......   16,121      4,335     15,803       --         32,969       4,493         2,690         --
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
  Net Assets............. $ 20,532   $ 91,766   $191,771    $ 53,139    $134,332    $ 49,151       $48,524      $212,077
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
                          ---------  ---------  ---------   ---------   ---------   ---------   -------------   ---------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........      837      7,917     15,433       3,871      10,313       3,401         3,889        17,611
  Unit Price............. $11.1799   $10.2911   $11.6702    $10.9096    $11.8737    $11.1678       $9.9244      $11.3952
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000      1,000      1,000       1,000       1,000       1,000         1,000         1,000
  Unit Price............. $11.1799   $10.2911   $11.6702    $10.9096    $11.8737    $11.1678       $9.9244      $11.3952

44                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF OPERATIONS & STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............  $  1,917    $   837      $    650  $     514
EXPENSES:
  Mortality and expense
   undertakings..........      (303)      (111)          (82)      (151)
                          ---------  ------------  ---------  ---------
    Net investment income
     (loss)..............     1,614        726           568        363
                          ---------  ------------  ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --         --            --         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,929      7,774            --      6,770
                          ---------  ------------  ---------  ---------
    Net gains (losses) on
     investments.........     1,929      7,774            --      6,770
                          ---------  ------------  ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     3,543      8,500           568      7,133
                          ---------  ------------  ---------  ---------
UNIT TRANSACTIONS:
  Premiums...............    13,443     59,882        51,291     88,578
  Administrative fee.....       (54)      (120)         (101)      (174)
  Cost of insurance......    (1,187)    (1,864)       (1,573)    (2,712)
                          ---------  ------------  ---------  ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,202     57,898        49,617     85,692
                          ---------  ------------  ---------  ---------
  Total increase
   (decrease) in net
   assets................    15,745     66,398        50,185     92,825
NET ASSETS:
  Beginning of Period....    81,025     10,099        10,059     10,323
                          ---------  ------------  ---------  ---------
  End of Period..........  $ 96,770    $76,497      $ 60,244  $ 103,148
                          ---------  ------------  ---------  ---------
                          ---------  ------------  ---------  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------

                                     NEUBERGER
                          NEUBERGER  & BERMAN   FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN    LIMITED    EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY    INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  ---------  ---------   ---------  ---------   ---------   --------------   ---------
INVESTMENT INCOME:
  Dividends..............  $   678    $ 4,823   $  13,355    $    812  $   7,213    $  1,233      $ 1,930       $   1,798
EXPENSES:
  Mortality and expense
   undertakings..........      (47)      (277)       (497)        (89)      (331)        (84)         (79)           (563)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net investment income
     (loss)..............      631      4,546      12,858         723      6,882       1,149        1,851           1,235
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --         --          --          --         --          --           --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,640     (2,211)     12,704       2,014     12,471       2,670        1,891          25,532
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net gains (losses) on
     investments.........    1,640     (2,211)     12,704       2,014     12,471       2,670        1,891          25,532
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    2,271      2,335      25,562       2,737     19,353       3,819        3,742          26,767
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
UNIT TRANSACTIONS:
  Premiums...............    8,481      9,220      40,097      41,610     34,523      36,473       36,077          37,607
  Administrative fee.....      (18)       (44)       (129)        (83)      (102)        (74)         (72)           (127)
  Cost of insurance......     (283)    (1,046)     (2,627)     (1,288)    (1,960)     (1,142)      (1,116)         (2,736)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,180      8,130      37,341      40,239     32,461      35,257       34,889          34,744
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  Total increase
   (decrease) in net
   assets................   10,451     10,465      62,903      42,976     51,814      39,076       38,631          61,511
NET ASSETS:
  Beginning of Period....   10,081     81,301     128,868      10,163     82,518      10,075        9,893         150,566
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  End of Period..........  $20,532    $91,766   $ 191,771    $ 53,139  $ 134,332    $ 49,151      $48,524       $ 212,077
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------

46                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS
 FROM THE PERIOD NOVEMBER 14, 1996 TO DECEMBER 31, 1996

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............  $    855    $     8      $     67   $    --
EXPENSES:
  Mortality and expense
   undertakings..........       (62)        (8)           (8)       (9)
                          ---------  ------------  ---------  ---------
    Net investment income
     (loss)..............       793         --            59        (9)
                          ---------  ------------  ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --         --            --        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net gains (losses) on
     investments.........      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       (74)        99            59       323
                          ---------  ------------  ---------  ---------
UNIT TRANSACTIONS:
  Premiums...............    81,371     10,000        10,000    10,000
  Administrative fee.....        (9)        --            --        --
  Cost of insurance......      (263)        --            --        --
                          ---------  ------------  ---------  ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    81,099     10,000        10,000    10,000
                          ---------  ------------  ---------  ---------
  Total increase
   (decrease) in net
   assets................    81,025     10,099        10,059    10,323
NET ASSETS:
  Beginning of Period....        --         --            --        --
                          ---------  ------------  ---------  ---------
  End of Period..........  $ 81,025    $10,099      $ 10,059   $10,323
                          ---------  ------------  ---------  ---------
                          ---------  ------------  ---------  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------

                                     NEUBERGER
                          NEUBERGER  & BERMAN   FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN    LIMITED    EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY    INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  ---------  ---------   ---------  ---------   ---------   --------------   ---------
INVESTMENT INCOME:
  Dividends..............  $    --    $    --   $      --    $     --  $      --    $     --      $    --       $      --
EXPENSES:
  Mortality and expense
   undertakings..........       (8)       (62)        (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net investment income
     (loss)..............       (8)       (62)        (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --         --          --          --         --          --           --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89        264         467         171      1,486          83          (99)         (1,526)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net gains (losses) on
     investments.........       89        264         467         171      1,486          83          (99)         (1,526)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       81        202         369         163      1,424          75         (107)         (1,642)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
UNIT TRANSACTIONS:
  Premiums...............   10,000     81,372     128,952      10,000     81,366      10,000       10,000         152,742
  Administrative fee.....       --         (9)        (15)         --         (9)         --           --             (18)
  Cost of insurance......       --       (264)       (438)         --       (263)         --           --            (526)
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,000     81,099     128,499      10,000     81,094      10,000       10,000         152,198
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  Total increase
   (decrease) in net
   assets................   10,081     81,301     128,868      10,163     82,518      10,075        9,893         150,566
NET ASSETS:
  Beginning of Period....       --         --          --          --         --          --           --              --
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
  End of Period..........  $10,081    $81,301   $ 128,868    $ 10,163  $  82,518    $ 10,075      $ 9,893       $ 150,566
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------
                          ---------  ---------  ---------   ---------  ---------   ---------      -------       ---------

48                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twelve portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.

                      [This page intentionally left blank]

               ICMG Registered Variable Life Separate Account One
                ITT Hartford Life and Annuity Insurance Company
                  Financial Statements as of December 31, 1996
                                 Together With
                    Report of Independent Public Accountants

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

 We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, November 14, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, November 14, 1996, to December 31, 1996 in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

 Hartford, Connecticut
 February 20, 1997

52                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

                                       HARTFORD      HVA     NEUBERGER
                          HARTFORD     CAPITAL      MONEY    & BERMAN
                            BOND     APPRECIATION  MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                          ---------  ------------ ---------  ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          81,426
    Cost                          $ 82,228
    Market Value.........  $81,361       --          --         --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           2,582
    Cost                          $ 10,008
    Market Value.........    --        $  10,107     --         --
  HVA Money Market Fund,
   Inc.
    Shares                          10,067
    Cost                          $ 10,067
    Market Value.........    --          --       $ 10,067      --
  Neuberger & Berman
   Partners Portfolio
    Shares                             627
    Cost                          $ 10,000
    Market Value.........    --          --          --      $ 10,332
  Neuberger & Berman
   Balanced Portfolio
    Shares                             634
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Neuberger & Berman
   Limited Maturity Bond
   Portfolio
    Shares                           5,810
    Cost                          $ 81,373
    Market Value.........    --          --          --         --
  Fidelity Equity Income
   Portfolio
    Shares                           6,154
    Cost                          $128,955
    Market Value.........    --          --          --         --
  Fidelity High Income
   Portfolio
    Shares                             812
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Fidelity Overseas
   Portfolio
    Shares                           4,398
    Cost                          $ 81,373
    Market Value.........    --          --          --         --
  Fidelity Asset Manager
   Portfolio
    Shares                             596
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Alger American Small
   Capitalization
   Portfolio
    Shares                             242
    Cost                          $ 10,000
    Market Value.........    --          --          --         --
  Alger American Growth
   Portfolio
    Shares                           4,405
    Cost                          $152,747
    Market Value.........    --          --          --         --
  Total Assets...........   81,361        10,107    10,067     10,332
                          ---------  ------------ ---------  ---------
LIABILITIES:
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....      336             8         8          9
                          ---------  ------------ ---------  ---------
  Total Liabilities......      336             8         8          9
                          ---------  ------------ ---------  ---------
  Net Assets.............  $81,025     $  10,099  $ 10,059   $ 10,323
                          ---------  ------------ ---------  ---------
                          ---------  ------------ ---------  ---------
VARIABLE LIFE INSURANCE
   POLICIES:
  Units Owned by
   Participants..........    7,112       --          --         --
  Unit Price.............  $9.9883     $ 10.0989  $10.0583   $10.3237
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000         1,000     1,000      1,000
  Unit Price.............  $9.9883     $ 10.0989  $10.0583   $10.3237

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY                FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH      FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME     OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------   ---------   ---------   --------------   ---------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          81,426
    Cost                          $ 82,228
    Market Value.........    --          --            --          --          --          --           --              --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           2,582
    Cost                          $ 10,008
    Market Value.........    --          --            --          --          --          --           --              --
  HVA Money Market Fund,
   Inc.
    Shares                          10,067
    Cost                          $ 10,067
    Market Value.........    --          --            --          --          --          --           --              --
  Neuberger & Berman
   Partners Portfolio
    Shares                             627
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --          --           --              --
  Neuberger & Berman
   Balanced Portfolio
    Shares                             634
    Cost                          $ 10,000
    Market Value......... $ 10,089       --            --          --          --          --           --              --
  Neuberger & Berman
   Limited Maturity Bond
   Portfolio
    Shares                           5,810
    Cost                          $ 81,373
    Market Value.........    --        $ 81,637        --          --          --          --           --              --
  Fidelity Equity Income
   Portfolio
    Shares                           6,154
    Cost                          $128,955
    Market Value.........    --          --         $129,422       --          --          --           --              --
  Fidelity High Income
   Portfolio
    Shares                             812
    Cost                          $ 10,000
    Market Value.........    --          --            --       $ 10,171       --          --           --              --
  Fidelity Overseas
   Portfolio
    Shares                           4,398
    Cost                          $ 81,373
    Market Value.........    --          --            --          --       $ 82,859       --           --              --
  Fidelity Asset Manager
   Portfolio
    Shares                             596
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --       $ 10,083        --              --
  Alger American Small
   Capitalization
   Portfolio
    Shares                             242
    Cost                          $ 10,000
    Market Value.........    --          --            --          --          --          --          $ 9,901          --
  Alger American Growth
   Portfolio
    Shares                           4,405
    Cost                          $152,747
    Market Value.........    --          --            --          --          --          --           --           $151,221
  Total Assets...........   10,089       81,637      129,422      10,171      82,859      10,083         9,901        151,221
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
LIABILITIES:
  Payable to ITT Hartford
   Life and Annuity
   Insurance Company.....        8          336          554           8         341           8             8            655
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
  Total Liabilities......        8          336          554           8         341           8             8            655
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
  Net Assets............. $ 10,081     $ 81,301     $128,868    $ 10,163    $ 82,518    $ 10,075       $ 9,893       $150,566
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
                          ---------  -------------  ---------   ---------   ---------   ---------      -------       ---------
VARIABLE LIFE INSURANCE
  POLICIES:
  Units Owned by
   Participants..........    --           7,108       11,812       --          7,066       --           --             14,311
  Unit Price............. $10.0803     $10.0273     $10.0588    $10.1621    $10.2306    $10.0750       $9.8925       $ 9.8341
  Units Owned by ITT
   Hartford Life and
   Annuity Insurance
   Company...............    1,000        1,000        1,000       1,000       1,000       1,000         1,000          1,000
  Unit Price............. $10.0803     $10.0273     $10.0588    $10.1621    $10.2306    $10.0750       $9.8925       $ 9.8341

54                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF OPERATIONS
 FOR THE PERIOD FROM INCEPTION, NOVEMBER 14, 1996, TO DECEMBER 31, 1996

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............   $ 855        $ 8          $ 67      $ --
EXPENSES:
  Mortality and expense
   undertakings..........     (62)        (8)           (8)       (9)
                          ---------      ---       ---------  ---------
    Net investment income
     (loss)..............     793         --            59        (9)
                          ---------      ---       ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --         --            --        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (867)        99            --       332
                          ---------      ---       ---------  ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (867)        99            --       332
                          ---------      ---       ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (74)       $99          $ 59      $323
                          ---------      ---       ---------  ---------
                          ---------      ---       ---------  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN    ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------  ---------   ---------   --------------   --------
INVESTMENT INCOME:
  Dividends..............    $--         $ --         $ --        $ --      $   --        $--          $  --        $    --
EXPENSES:
  Mortality and expense
   undertakings..........     (8)         (62)         (98)         (8)        (62)        (8)            (8)          (116)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net investment income
     (loss)..............     (8)         (62)         (98)         (8)        (62)        (8)            (8)          (116)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --           --           --          --          --         --             --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     89          264          467         171       1,486         83            (99)        (1,526)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     89          264          467         171       1,486         83            (99)        (1,526)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $81         $202         $369        $163      $1,424        $75          $(107)       $(1,642)
                             ---        -----       ---------   ---------  ---------      ---         ------        --------
                             ---        -----       ---------   ---------  ---------      ---         ------        --------

56                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS
 FROM THE PERIOD FROM INCEPTION, NOVEMBER 14, 1996 TO DECEMBER 31, 1996

                                       HARTFORD       HVA     NEUBERGER
                          HARTFORD     CAPITAL       MONEY    & BERMAN
                            BOND     APPRECIATION   MARKET    PARTNERS
                          PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                          ---------  ------------  ---------  ---------
INVESTMENT INCOME:
  Dividends..............  $    855    $     8      $     67   $    --
EXPENSES:
  Mortality and expense
   undertakings..........       (62)        (8)           (8)       (9)
                          ---------  ------------  ---------  ---------
    Net investment income
     (loss)..............       793         --            59        (9)
                          ---------  ------------  ---------  ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --         --            --        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      (867)        99            --       332
                          ---------  ------------  ---------  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       (74)        99            59       323
                          ---------  ------------  ---------  ---------
UNIT TRANSACTIONS:
  Premiums...............    81,371     10,000        10,000    10,000
  Administrative fee.....        (9)        --            --        --
  Cost of insurance......      (263)        --            --        --
                          ---------  ------------  ---------  ---------
  Net increase in net
   assets resulting from
   unit transactions.....    81,099     10,000        10,000    10,000
                          ---------  ------------  ---------  ---------
  Total increase in net
   assets................    81,025     10,099        10,059    10,323
NET ASSETS:
  Beginning of Period....        --         --            --        --
                          ---------  ------------  ---------  ---------
  End of Period..........  $ 81,025    $10,099      $ 10,059   $10,323
                          ---------  ------------  ---------  ---------
                          ---------  ------------  ---------  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57
--------------------------------------------------------------------------------

                                       NEUBERGER
                          NEUBERGER    & BERMAN     FIDELITY    FIDELITY               FIDELITY    ALGER AMERICAN     ALGER
                          & BERMAN      LIMITED      EQUITY       HIGH     FIDELITY      ASSET         SMALL        AMERICAN
                          BALANCED   MATURITY BOND   INCOME      INCOME    OVERSEAS     MANAGER    CAPITALIZATION    GROWTH
                          PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO
                          ---------  -------------  ---------   ---------  ---------   ---------   --------------   ---------
INVESTMENT INCOME:
  Dividends..............  $    --      $    --     $      --    $     --  $      --    $     --      $    --       $      --
EXPENSES:
  Mortality and expense
   undertakings..........       (8)         (62)          (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net investment income
     (loss)..............       (8)         (62)          (98)         (8)       (62)         (8)          (8)           (116)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --           --            --          --         --          --           --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89          264           467         171      1,486          83          (99)         (1,526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       89          264           467         171      1,486          83          (99)         (1,526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       81          202           359         163      1,424          75         (107)         (1,542)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
UNIT TRANSACTIONS:
  Premiums...............   10,000       81,372       128,952      10,000     81,366      10,000       10,000         152,742
  Administrative fee.....       --           (9)          (15)         --         (9)         --           --             (15)
  Cost of insurance......       --         (264)         (438)         --       (263)         --           --            (526)
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  Net increase in net
   assets resulting from
   unit transactions.....   10,000       81,099       128,499      10,000     81,094      10,000       10,000         152,208
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  Total increase in net
   assets................   10,081       81,301       128,868      10,163     82,518      10,075        9,893         150,566
NET ASSETS:
  Beginning of Period....       --           --            --          --         --          --           --              --
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
  End of Period..........  $10,081      $81,301     $ 128,868    $ 10,163  $  82,518    $ 10,075      $ 9,893       $ 150,566
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------
                          ---------  -------------  ---------   ---------  ---------   ---------      -------       ---------

58                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ICMG Registered Variable Life Separate Account One
NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1996

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twelve portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend income is accrued as of the ex-dividend date.

    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.

                                       PART II

                         CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The prospectus consisting of       pages.

    The undertaking to file reports.

    The Rule 484 undertaking.

    The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

    (A1) Resolution of Board of Directors of ITT Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

     (A2)  Not applicable.

     (A3a) Principal Underwriting Agreement. (1)

     (A3b) Form of Selling Agreements. (2)

     (A3c) Not Applicable.

     (A4)  Not Applicable.

     (A5) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy. (1)

___________________

   (1) Incorporated by reference to the Initial Submission to the Registration Statement File No. 33-63731, filed on October 30, 1995.

   (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on May 21, 1996.

     (A6a) Charter of Hartford. (3)

     (A6b) Bylaws of Hartford.  (2)

     (A7)  Not Applicable.

     (A8)  Not Applicable.

     (A9)  Not Applicable.

     (A10) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies. (1)

     (A11) Memorandum describing transfer and redemption procedures. (1)

(2)  Opinion and Counsel of Lynda Godkin, General Counsel.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)  Not applicable.

(5)  Opinion and Consent of Pauline Gyllenhammer, ASA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.


(7)  Power of Attorney. (3)



33-63731
IHLA/ICMG Reg Var Life

_____________________

    (3) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on April 16, 1997.

                  REPRESENTATION OF REASONABLENESS OF FEES

ITT Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. ICMG Registered Variable Life Separate Account One meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support the any representation in as to the reasonableness of fees.

                        UNDERTAKING ON INDEMNIFICATION

Article VIII of the Bylaws of ITT Hartford Life and Annuity Insurance Company, a Connecticut corporation, provides for indemnification of its officers, directors and employees as follows:

SECTION 1. No person shall be liable to the Company for any loss or damage suffered by it on account of any action taken or omitted to be taken by him as director or officer of the Company, or of any other company, partnership, joint venture, trust or other enterprise for which he serves as a director, officer or employee at the request of the Company, in good faith, if such person (a) exercised and used the same degree of care and skill as a prudent man would have exercised or used under the circumstances in the conduct of his own affairs, or
(b) took or omitted to take such action in reliance upon advice of counsel for the Company or upon statements made or information furnished by officers or employees of the Company which he had reasonable grounds to believe to be true. The foregoing shall not be exclusive of other rights and defenses to which he may be entitled as a matter of law.

SECTION 2. The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, (other than one by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the company , or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonable y incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonable believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall no, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding had reasonable cause to believe that his conduct was unlawful.

SECTION 3. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability and in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

SECTION 4. Expenses, including attorneys' fees, incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of such action, suit or proceeding, upon receipt of any undertaking by or on behalf of the director or employee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Company as authorized hereby.

SECTION 5. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any statute, bylaw, agreement, vote of shareholders or of disinterested directors or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be herewith affixed and attested, all in the city of Simsbury, and the State of Connecticut on the 3rd day of September, 1997.

                        ITT HARTFORD LIFE AND ANNUITY INSURANCE
                        COMPANY ICMG REGISTERED VARIABLE LIFE
                        SEPARATE ACCOUNT ONE
                        (Registrant)

                         By:   /s/ Gregory A. Boyko
                              -------------------------------------------------
                               Gregory A. Boyko, Senior Vice President, Chief
                               Financial Officer and Treasurer

                         ITT HARTFORD LIFE AND ANNUITY INSURANCE
                         COMPANY
                         (Depositor)

                         By:   /s/ Gregory A. Boyko
                              -------------------------------------------------
                               Gregory A. Boyko, Senior Vice President, Chief
                               Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice
    President, Chief Financial Officer and
    Treasurer, Director *
Lynda Godkin, Senior Vice President
    General Counsel and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice                  *By:   /s/ Lynda Godkin
   President and Director , Individual                -------------------------
   Life and Annuity Division, Director *          Lynda Godkin
Lowndes A. Smith, President and                         Attorney-In-Fact
   Chief Executive Officer,
   Director *                                     Dated: September 3, 1997
                                                         ----------------------

(ICMG VUL)

                                 EXHIBIT INDEX


(2)      Opinion and Consent of Lynda Godkin, General Counsel and Secretary.

(5)      Opinion and Consent of Michael Winterfield, ASA, MAAA.

(6)      Consent of Arthur Andersen LLP.